John Hancock
Emerging Markets Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Shares	Value
Common stocks 98.2%		$240,294,118
(Cost $187,641,986)
Australia 0.0%		87,009
MMG, Ltd. (A)	200,000	87,009
Belgium 0.0%		40,238
Titan Cement International SA (A)	2,468	40,238
Brazil 4.4%		10,708,306
AES Tiete Energia SA	14,746	44,617
AES Tiete Energia SA	83	50
Alliar Medicos A Frente SA	3,900	7,891
Alupar Investimento SA	7,050	31,661
Ambev SA, ADR	73,852	196,446
Arezzo Industria e Comercio SA	1,894	24,553
Atacadao SA	12,800	48,047
B2W Cia Digital (A)	1,700	22,339
B3 SA - Brasil Bolsa Balcao	30,078	315,130
Banco ABC Brasil SA (A)	61	159
Banco Bradesco SA	16,545	66,861
Banco BTG Pactual SA	7,088	104,810
Banco do Brasil SA	12,237	77,341
Banco Santander Brasil SA	4,000	29,231
BB Seguridade Participacoes SA	24,029	128,097
BR Malls Participacoes SA (A)	41,304	75,478
BR Properties SA	8,524	16,722
BrasilAgro - Cia Brasileira de Propriedades Agricolas	4,216	21,421
Braskem SA, ADR (A)(B)	4,563	38,420
BRF SA (A)	18,790	77,266
Camil Alimentos SA	11,340	23,580
CCR SA	63,269	153,998
Centrais Eletricas Brasileiras SA	5,600	32,466
Cia Brasileira de Distribuicao	8,517	110,091
Cia de Locacao das Americas	18,348	93,291
Cia de Saneamento Basico do Estado de Sao Paulo	11,299	93,937
Cia de Saneamento de Minas Gerais-COPASA	12,405	34,408
Cia de Saneamento do Parana	17,145	80,006
Cia de Saneamento do Parana	3,000	2,861
Cia Energetica de Minas Gerais	7,709	20,374
Cia Hering	4,235	13,747
Cia Paranaense de Energia	1,600	19,463
Cia Siderurgica Nacional SA	43,320	190,102
Cielo SA	36,815	24,395
Cogna Educacao (A)	79,561	69,650
Construtora Tenda SA	3,166	16,901
Cosan Logistica SA (A)	10,845	34,170
Cosan SA	5,848	84,641
CVC Brasil Operadora e Agencia de Viagens SA	12,751	43,389
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	5,409
Dimed SA Distribuidora da Medicamentos	10,062	41,413
Duratex SA	15,010	52,617
EcoRodovias Infraestrutura e Logistica SA (A)	14,116	31,697
EDP - Energias do Brasil SA	16,667	57,710
Embraer SA (A)	46,700	70,607
Enauta Participacoes SA	7,100	13,717
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Energisa SA	11,768	$102,229
Eneva SA (A)	7,600	82,619
Engie Brasil Energia SA	6,293	49,734
Equatorial Energia SA	44,481	180,916
Even Construtora e Incorporadora SA	7,057	16,413
Ez Tec Empreendimentos e Participacoes SA	2,411	18,429
Fleury SA	13,465	66,754
Gafisa SA (A)	19,257	15,276
Grendene SA	9,503	14,687
Guararapes Confeccoes SA	5,552	17,016
Hypera SA	8,932	53,535
International Meal Company Alimentacao SA (A)	20,154	15,800
Iochpe Maxion SA	14,621	42,220
IRB Brasil Resseguros SA	27,087	33,521
Itau Unibanco Holding SA	8,151	39,192
JBS SA	65,822	284,425
JHSF Participacoes SA	17,839	24,441
Klabin SA	38,218	178,913
Light SA (A)	9,244	40,031
Localiza Rent a Car SA	17,632	221,231
LOG Commercial Properties e Participacoes SA	4,489	28,799
Lojas Americanas SA	4,826	16,611
Lojas Renner SA	33,109	276,125
M Dias Branco SA	2,200	13,330
Magazine Luiza SA	63,832	278,567
Mahle-Metal Leve SA	3,156	11,299
Marisa Lojas SA (A)	6,873	8,609
MRV Engenharia e Participacoes SA	13,204	46,655
Natura & Company Holding SA (A)	23,864	224,546
Notre Dame Intermedica Participacoes SA	9,420	120,445
Odontoprev SA	14,909	36,428
Omega Geracao SA (A)	3,124	21,459
Petrobras Distribuidora SA	15,245	58,420
Petroleo Brasileiro SA	228,219	1,088,400
Porto Seguro SA	7,284	64,446
Portobello SA	11,800	15,154
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	1,556	1,557
Qualicorp Consultoria e Corretora de Seguros SA	17,857	110,560
Raia Drogasil SA	35,040	169,072
Restoque Comercio e Confeccoes de Roupas SA (A)	9,075	8,131
Rumo SA (A)	42,591	150,731
Sao Carlos Empreendimentos e Participacoes SA	2,200	20,118
Sao Martinho SA	17,485	85,411
Ser Educacional SA (C)	3,448	9,268
SIMPAR SA (A)	400	2,213
SLC Agricola SA	4,752	23,869
Sul America SA	16,789	134,188
Suzano SA (A)	19,426	204,870
Tecnisa SA (A)	4,240	7,463
Tegma Gestao Logistica SA	2,700	13,577
Telefonica Brasil SA	13,599	113,592
TIM SA	30,300	76,296
Transmissora Alianca de Energia Eletrica SA	18,411	113,784
Trisul SA	7,593	16,823
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Tupy SA (A)	4,722	$18,906
Ultrapar Participacoes SA	20,753	78,752
Vale SA	172,999	2,518,745
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (A)	7,438	13,412
Vulcabras Azaleia SA (A)	965	1,284
WEG SA	12,982	178,274
YDUQS Participacoes SA	14,530	89,555
Chile 0.7%		1,632,552
AES Gener SA	152,735	27,043
Aguas Andinas SA, Class A	72,703	21,089
Banco de Chile	146,860	12,941
Banco de Chile, ADR (B)	1,901	33,058
Banco de Credito e Inversiones SA	1,256	43,761
Banco Santander Chile	1,033,736	44,748
Besalco SA	49,676	24,113
CAP SA	5,024	47,842
Cementos BIO BIO SA	2,795	2,665
Cencosud SA	46,948	81,139
Cia Cervecerias Unidas SA	4,993	35,342
Cia Sud Americana de Vapores SA (A)	967,180	29,720
Colbun SA	184,862	29,610
Cristalerias de Chile SA	40,829	201,151
Empresa Nacional de Telecomunicaciones SA	15,781	95,819
Empresas CMPC SA	21,806	47,252
Empresas COPEC SA	3,510	27,730
Enel Americas SA	1,062,711	153,952
Enel Chile SA, ADR	18,382	64,153
Engie Energia Chile SA	23,657	28,609
Falabella SA	12,225	41,892
Forus SA	5,056	7,643
Grupo Security SA	128,502	23,444
Inversiones Aguas Metropolitanas SA	29,967	22,848
Inversiones La Construccion SA	2,123	13,259
Itau CorpBanca Chile SA	5,398,734	15,636
Latam Airlines Group SA (A)	6,596	9,387
Latam Airlines Group SA, ADR (A)(B)	5,099	7,394
Molibdenos y Metales SA	7,542	53,447
Multiexport Foods SA	12,750	3,968
Parque Arauco SA	26,594	41,296
PAZ Corp. SA	60,171	45,864
Plaza SA	6,102	10,005
Ripley Corp. SA	79,393	24,982
Salfacorp SA	20,240	11,080
Sigdo Koppers SA	64,066	65,578
SMU SA	80,372	12,255
Sociedad Matriz SAAM SA	638,979	44,418
Socovesa SA	306,550	80,481
SONDA SA	29,383	19,488
Vina Concha y Toro SA	15,327	26,450
China 28.6%		69,953,064
21Vianet Group, Inc., ADR (A)	1,200	34,008
361 Degrees International, Ltd.	46,000	5,761
3SBio, Inc. (A)(C)	77,000	76,251
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
51job, Inc., ADR (A)	755	$53,228
AAC Technologies Holdings, Inc.	48,500	270,016
Acorn International, Inc., ADR	300	6,240
Agile Group Holdings, Ltd.	101,250	146,189
Agricultural Bank of China, Ltd., H Shares	975,000	370,202
Air China, Ltd., H Shares	112,000	90,358
Airtac International Group	3,736	108,926
AK Medical Holdings, Ltd. (C)	14,000	22,055
Alibaba Group Holding, Ltd. (A)	31,100	1,021,688
Alibaba Group Holding, Ltd., ADR (A)	24,566	6,469,669
A-Living Smart City Services Company, Ltd. (C)	76,250	321,361
Aluminum Corp. of China, Ltd., H Shares (A)	202,000	79,610
Angang Steel Company, Ltd., H Shares	102,200	43,873
Anhui Conch Cement Company, Ltd., H Shares	74,000	472,998
Anhui Expressway Company, Ltd., H Shares	20,000	11,396
ANTA Sports Products, Ltd.	36,000	488,519
Anton Oilfield Services Group (A)(B)	144,000	8,143
Aowei Holdings, Ltd. (A)	9,259,000	1,788,548
Asia Cement China Holdings Corp.	36,500	36,443
AsiaInfo Technologies, Ltd. (C)	14,800	22,413
AviChina Industry & Technology Company, Ltd., H Shares	166,000	101,105
BAIC Motor Corp., Ltd., H Shares (C)	151,000	56,516
Baidu, Inc., ADR (A)	4,703	653,670
BAIOO Family Interactive, Ltd. (C)	206,000	26,825
Bank of China, Ltd., H Shares	2,208,075	779,355
Bank of Chongqing Company, Ltd., H Shares	37,000	22,791
Bank of Communications Company, Ltd., H Shares	239,858	132,547
Bank of Zhengzhou Company, Ltd., H Shares (C)	66,000	16,426
Baoye Group Company, Ltd., H Shares (A)	46,000	21,785
Baozun, Inc., ADR (A)	2,429	90,262
BBMG Corp., H Shares	115,500	23,940
BeiGene, Ltd. (A)	4,300	91,655
Beijing Capital International Airport Company, Ltd., H Shares	138,415	103,472
Beijing Capital Land, Ltd., H Shares	127,000	22,635
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares	7,250	18,586
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	16,325
Beijing North Star Company, Ltd., H Shares	40,000	8,304
Best Pacific International Holdings, Ltd. (B)	84,000	14,098
Billion Industrial Holdings, Ltd. (A)	12,000	5,889
BYD Company, Ltd., H Shares	20,000	458,391
BYD Electronic International Company, Ltd. (B)	51,983	257,133
CAR, Inc. (A)(B)	42,000	20,424
Cayman Engley Industrial Company, Ltd.	4,589	15,347
Central China Real Estate, Ltd.	54,538	29,585
Central China Securities Company, Ltd., H Shares (A)	53,000	10,664
CGN Power Company, Ltd., H Shares (C)	293,000	62,711
Changshouhua Food Company, Ltd. (A)	71,000	38,590
Chaowei Power Holdings, Ltd.	70,000	29,412
Cheetah Mobile, Inc., ADR	1,459	3,472
China Animal Healthcare, Ltd. (A)(D)	182,000	235
China Aoyuan Group, Ltd.	94,000	97,881
China Beststudy Education Group	23,000	8,830
China BlueChemical, Ltd., H Shares	101,000	17,710
China Cinda Asset Management Company, Ltd., H Shares	384,000	74,775
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
China CITIC Bank Corp., Ltd., H Shares	190,962	$82,599
China Coal Energy Company, Ltd., H Shares	89,000	25,276
China Communications Construction Company, Ltd., H Shares	152,202	78,891
China Communications Services Corp., Ltd., H Shares	159,200	84,841
China Conch Venture Holdings, Ltd.	55,500	262,769
China Construction Bank Corp., H Shares	4,032,000	3,151,946
China Datang Corp. Renewable Power Company, Ltd., H Shares	175,000	25,102
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	72,000	10,781
China Dili Group (A)	120,400	26,211
China Distance Education Holdings, Ltd., ADR	302	2,633
China Dongxiang Group Company, Ltd.	152,000	17,646
China Eastern Airlines Corp., Ltd.	1,460	32,675
China Eastern Airlines Corp., Ltd., H Shares (B)	36,000	16,227
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	9,853
China Energy Engineering Corp., Ltd., H Shares	354,000	37,870
China Everbright Bank Company, Ltd., H Shares	96,000	37,446
China Evergrande Group (B)	81,566	171,997
China Galaxy Securities Company, Ltd., H Shares	157,500	101,753
China Hanking Holdings, Ltd.	54,000	10,947
China Harmony Auto Holding, Ltd.	65,500	35,036
China Hongqiao Group, Ltd.	176,000	153,691
China Huarong Asset Management Company, Ltd., H Shares (C)	821,000	94,119
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	26,641
China Index Holdings, Ltd., ADR (A)	2,348	4,884
China International Capital Corp., Ltd., H Shares (A)(C)	42,800	99,720
China International Marine Containers Group Company, Ltd., H Shares	34,720	55,638
China Isotope & Radiation Corp.	3,200	10,963
China Kepei Education Group, Ltd.	28,000	21,685
China Lesso Group Holdings, Ltd.	81,000	144,787
China Life Insurance Company, Ltd., H Shares	128,000	288,860
China Lilang, Ltd.	25,000	17,151
China Literature, Ltd. (A)(B)(C)	6,200	47,029
China Logistics Property Holdings Company, Ltd. (A)(B)(C)	73,000	37,678
China Longyuan Power Group Corp., Ltd., H Shares	145,000	122,502
China Machinery Engineering Corp., H Shares	92,000	19,235
China Maple Leaf Educational Systems, Ltd.	56,000	16,625
China Medical System Holdings, Ltd.	94,800	96,797
China Meidong Auto Holdings, Ltd.	42,000	182,306
China Merchants Bank Company, Ltd., H Shares	177,961	1,127,965
China Merchants Securities Company, Ltd., H Shares (C)	10,140	13,792
China Minsheng Banking Corp., Ltd., H Shares	136,340	75,205
China Modern Dairy Holdings, Ltd. (A)	167,000	28,464
China Molybdenum Company, Ltd., H Shares	159,000	74,664
China National Building Material Company, Ltd., H Shares	284,600	373,119
China New Higher Education Group, Ltd. (C)	42,000	26,571
China Oilfield Services, Ltd., H Shares	118,000	89,139
China Oriental Group Company, Ltd.	84,000	25,174
China Pacific Insurance Group Company, Ltd., H Shares	130,800	497,075
China Petroleum & Chemical Corp., H Shares	1,484,000	666,672
China Railway Construction Corp., Ltd., H Shares	127,835	84,476
China Railway Group, Ltd., H Shares	169,000	83,422
China Railway Signal & Communication Corp., Ltd., H Shares (B)(C)	76,000	27,004
China Reinsurance Group Corp., H Shares (B)	156,000	16,495
China Resources Medical Holdings Company, Ltd.	33,500	25,133
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
China Resources Pharmaceutical Group, Ltd. (C)	75,500	$40,823
China Sanjiang Fine Chemicals Company, Ltd. (B)	72,000	23,549
China SCE Group Holdings, Ltd.	177,000	81,053
China Shenhua Energy Company, Ltd., H Shares	186,500	359,698
China Shineway Pharmaceutical Group, Ltd.	17,000	11,629
China Southern Airlines Company, Ltd., H Shares (A)	136,000	83,502
China Suntien Green Energy Corp., Ltd., H Shares	88,000	23,284
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,884
China Telecom Corp., Ltd., ADR (B)	1,069	32,188
China Telecom Corp., Ltd., H Shares	300,000	90,277
China Tianrui Group Cement Company, Ltd. (A)(B)	25,000	22,735
China Tower Corp., Ltd., H Shares (C)	422,000	66,173
China Vanke Company, Ltd., H Shares	78,500	298,155
China XLX Fertiliser, Ltd.	50,000	16,639
China Yongda Automobiles Services Holdings, Ltd.	52,000	88,830
China Yuhua Education Corp., Ltd. (C)	74,000	69,883
China ZhengTong Auto Services Holdings, Ltd. (A)(B)(D)	72,500	10,102
China Zhongwang Holdings, Ltd. (A)	173,400	37,767
Chinasoft International, Ltd. (A)	124,000	131,297
Chlitina Holding, Ltd.	4,000	28,899
Chongqing Rural Commercial Bank Company, Ltd., H Shares	152,000	65,175
CIFI Holdings Group Company, Ltd.	176,645	152,664
CITIC Securities Company, Ltd., H Shares	47,000	105,711
CITIC, Ltd.	224,923	175,212
CNOOC, Ltd.	911,000	906,507
CNOOC, Ltd., ADR	1,416	139,802
COFCO Joycome Foods, Ltd. (B)	75,000	25,266
Cogobuy Group (A)(C)	44,000	9,521
Colour Life Services Group Company, Ltd. (A)(B)	40,102	19,319
Consun Pharmaceutical Group, Ltd.	29,000	11,490
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	26,134
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	84,000	36,954
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	191,500	179,282
Country Garden Holdings Company, Ltd.	467,218	616,116
Country Garden Services Holdings Company, Ltd.	49,642	277,374
CPMC Holdings, Ltd.	27,000	12,217
CRRC Corp., Ltd., H Shares	65,000	26,046
CSC Financial Company, Ltd., H Shares (B)(C)	31,000	42,498
CSPC Pharmaceutical Group, Ltd.	391,680	380,736
CT Environmental Group, Ltd. (A)(D)	154,000	6,080
DaFa Properties Group, Ltd.	13,000	11,571
Dali Foods Group Company, Ltd. (C)	117,000	72,458
Datang International Power Generation Company, Ltd., H Shares	132,000	17,710
Dexin China Holdings Company, Ltd. (A)	60,000	22,906
Differ Group Holding Company, Ltd. (A)(B)	316,000	30,978
Dongfang Electric Corp., Ltd., H Shares	18,600	13,866
Dongfeng Motor Group Company, Ltd., H Shares	152,000	156,384
Dongjiang Environmental Company, Ltd., H Shares	27,600	19,327
Dongyue Group, Ltd.	111,000	57,896
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	12,008
E-Commodities Holdings, Ltd. (A)	300,000	9,674
EEKA Fashion Holdings, Ltd.	6,000	12,796
ENN Energy Holdings, Ltd.	30,400	401,040
Everbright Securities Company, Ltd., H Shares (B)(C)	9,800	9,114
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Fang Holdings, Ltd., ADR (A)	234	$3,276
Fanhua, Inc., ADR (B)	1,300	18,512
Fantasia Holdings Group Company, Ltd. (A)	192,000	37,380
Flat Glass Group Company, Ltd., H Shares	46,000	128,398
Fosun International, Ltd.	116,193	167,670
Fu Shou Yuan International Group, Ltd.	70,000	70,451
Fufeng Group, Ltd. (A)	120,000	45,781
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,837
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	30,800	147,251
Ganfeng Lithium Company, Ltd., H Shares (C)	4,200	36,491
GDS Holdings, Ltd., ADR (A)	1,617	145,579
Genertec Universal Medical Group Company, Ltd. (C)	78,500	60,121
GF Securities Company, Ltd., H Shares	38,400	53,521
Golden Eagle Retail Group, Ltd.	50,000	45,424
GOME Retail Holdings, Ltd. (A)	247,000	29,287
Grand Baoxin Auto Group, Ltd. (A)	48,950	6,249
Great Wall Motor Company, Ltd., H Shares (B)	105,500	213,337
Greatview Aseptic Packaging Company, Ltd.	54,000	27,535
Greenland Hong Kong Holdings, Ltd.	76,250	23,570
Greentown China Holdings, Ltd.	54,000	78,088
Greentown Service Group Company, Ltd.	56,000	64,993
Guangshen Railway Company, Ltd., ADR	7,224	66,337
Guangzhou Automobile Group Company, Ltd., H Shares	114,000	122,594
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares (B)	12,000	30,852
Guangzhou R&F Properties Company, Ltd., H Shares	96,199	125,531
Guolian Securities Company, Ltd., H Shares (A)	32,500	16,260
Guorui Properties, Ltd.	53,000	6,438
Guotai Junan Securities Company, Ltd., H Shares (C)	27,800	40,808
Haichang Ocean Park Holdings, Ltd. (A)(C)	86,000	4,832
Hailiang Education Group, Inc., ADR (A)	767	50,545
Hainan Meilan International Airport Company, Ltd., H Shares (A)	12,000	49,727
Haitian International Holdings, Ltd.	42,000	113,785
Haitong Securities Company, Ltd., H Shares	60,000	51,573
Harbin Bank Company, Ltd., H Shares (C)	190,000	25,026
Harbin Electric Company, Ltd., H Shares (A)	44,000	14,290
Harmonicare Medical Holdings, Ltd. (A)(C)(D)	44,000	10,422
HC Group, Inc. (A)	53,500	7,090
Hebei Construction Group Corp., Ltd., H Shares (B)	6,500	18,451
Hengan International Group Company, Ltd.	44,000	302,630
Hiroca Holdings, Ltd.	7,000	14,409
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	28,558
Honghua Group, Ltd. (A)	191,000	5,791
Honworld Group, Ltd. (C)	20,500	5,784
Hope Education Group Company, Ltd. (C)	88,000	25,344
HOSA International, Ltd. (A)(D)	86,000	2,091
Hua Hong Semiconductor, Ltd. (A)(C)	26,000	129,223
Huadian Power International Corp., Ltd., H Shares	84,000	22,216
Huaneng Power International, Inc., H Shares	160,000	62,650
Huatai Securities Company, Ltd., H Shares (C)	25,800	40,308
Huazhu Group, Ltd., ADR	5,055	251,638
Huishang Bank Corp., Ltd., H Shares	40,200	13,179
HUYA, Inc., ADR (A)(B)	1,323	27,373
iDreamSky Technology Holdings, Ltd. (A)(C)	24,800	12,232
Industrial & Commercial Bank of China, Ltd., H Shares	2,680,000	1,693,023
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Inner Mongolia Yitai Coal Company, Ltd., H Shares	473,000	$300,183
Innovent Biologics, Inc. (A)(C)	11,000	72,249
JD.com, Inc., ADR (A)	11,531	984,171
Jiangsu Expressway Company, Ltd., H Shares	58,000	65,208
Jiangxi Copper Company, Ltd., H Shares	50,000	81,967
Jingrui Holdings, Ltd.	40,000	10,688
JinkoSolar Holding Company, Ltd., ADR (A)	2,760	190,550
JNBY Design, Ltd.	10,500	11,872
JOYY, Inc., ADR (B)	1,940	172,796
Kaisa Group Holdings, Ltd. (A)	184,000	96,803
Kaisa Prosperity Holdings, Ltd. (A)(B)	5,750	14,745
Kasen International Holdings, Ltd. (A)(B)	50,000	4,971
Kinetic Mines and Energy, Ltd.	156,000	7,867
Kingdee International Software Group Company, Ltd. (A)	72,000	249,992
Kingsoft Corp., Ltd.	19,000	95,363
KWG Group Holdings, Ltd.	116,012	158,714
KWG Living Group Holdings, Ltd. (A)	58,006	44,902
Legend Holdings Corp., H Shares (B)(C)	35,500	48,337
Lenovo Group, Ltd.	522,000	371,892
LexinFintech Holdings, Ltd., ADR (A)	3,302	24,666
Li Ning Company, Ltd.	105,000	567,311
Lifetech Scientific Corp. (A)	168,000	73,003
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	4,600	18,121
Logan Group Company, Ltd.	100,000	167,406
Longfor Group Holdings, Ltd. (C)	85,000	555,461
Lonking Holdings, Ltd.	157,000	45,333
Luye Pharma Group, Ltd. (C)	111,500	64,950
Meitu, Inc. (A)(C)	105,500	20,221
Meituan, Class B (A)	23,000	860,118
Metallurgical Corp. of China, Ltd., H Shares	93,000	16,911
Minth Group, Ltd.	54,000	268,112
Modern Land China Company, Ltd.	116,000	15,295
Momo, Inc., ADR	10,684	153,636
NetEase, Inc., ADR	13,645	1,233,099
New Century Healthcare Holding Company, Ltd. (A)(C)	31,500	5,698
New China Life Insurance Company, Ltd., H Shares	34,100	143,258
New Oriental Education & Technology Group, Inc., ADR (A)	3,679	606,483
NIO, Inc., ADR (A)	17,973	908,176
Noah Holdings, Ltd., ADR (A)	409	12,106
NVC International Holdings, Ltd. (A)(B)	168,000	3,686
Orient Securities Company, Ltd., H Shares (C)	29,200	20,447
Pacific Online, Ltd.	50,000	7,527
PetroChina Company, Ltd., H Shares	1,192,000	377,679
PICC Property & Casualty Company, Ltd., H Shares	226,894	187,212
Pinduoduo, Inc., ADR (A)	1,984	275,399
Ping An Healthcare and Technology Company, Ltd. (A)(C)	4,100	50,170
Ping An Insurance Group Company of China, Ltd., H Shares	253,500	2,981,552
Postal Savings Bank of China Company, Ltd., H Shares (C)	225,000	127,178
Powerlong Real Estate Holdings, Ltd.	92,000	66,411
Q Technology Group Company, Ltd.	34,000	43,725
Qingdao Port International Company, Ltd., H Shares (C)	40,000	24,838
Qingling Motors Company, Ltd., H Shares	34,000	6,670
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	10,482
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	$0
Red Star Macalline Group Corp., Ltd., H Shares (C)	15,268	9,260
Redco Properties Group, Ltd. (C)	96,000	41,722
Redsun Properties Group, Ltd.	30,000	10,945
Ronshine China Holdings, Ltd. (A)	60,500	45,774
Sany Heavy Equipment International Holdings Company, Ltd.	61,000	35,491
Seazen Group, Ltd. (A)	148,000	130,981
Secoo Holding, Ltd., ADR (A)	313	977
Semiconductor Manufacturing International Corp. (A)	54,000	149,147
S-Enjoy Service Group Company, Ltd. (A)	12,000	28,093
Shandong Chenming Paper Holdings, Ltd., H Shares	19,376	9,962
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	24,750	56,081
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	96,000	198,977
Shanghai Electric Group Company, Ltd., H Shares (A)(B)	92,000	26,419
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	13,500	56,627
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	16,379
Shanghai Jin Jiang Capital Company, Ltd., H Shares	134,000	21,911
Shanghai Junshi Biosciences Company, Ltd., H Shares (A)(C)	3,400	18,516
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	43,000	72,714
Shenguan Holdings Group, Ltd.	214,000	7,168
Shenzhen Expressway Company, Ltd., H Shares (B)	42,000	41,928
Shenzhou International Group Holdings, Ltd.	31,200	524,393
Shui On Land, Ltd.	313,067	43,225
Sichuan Expressway Company, Ltd., H Shares	64,000	14,932
Sihuan Pharmaceutical Holdings Group, Ltd.	288,000	32,962
Silergy Corp.	1,000	77,910
SINA Corp. (A)	3,144	136,230
Sino-Ocean Group Holding, Ltd.	242,181	50,815
Sinopec Engineering Group Company, Ltd., H Shares	82,500	36,612
Sinopec Oilfield Service Corp., H Shares (A)	174,000	12,358
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (B)	188,000	41,656
Sinopharm Group Company, Ltd., H Shares	94,800	234,654
Sinosoft Technology Group, Ltd. (A)	103,000	17,470
Sinotrans, Ltd., H Shares	114,574	40,613
Sinotruk Hong Kong, Ltd.	43,055	107,290
Skyfame Realty Holdings, Ltd.	338,000	44,481
SOHO China, Ltd. (A)(B)	136,500	42,443
Sohu.com, Ltd., ADR (A)	975	17,901
Sun King Power Electronics Group	54,000	11,286
Sunac China Holdings, Ltd.	159,000	609,618
Sunac Services Holdings, Ltd. (A)(C)	5,116	7,881
Sunny Optical Technology Group Company, Ltd.	22,200	433,646
TAL Education Group, ADR (A)	982	68,799
Tencent Holdings, Ltd.	156,200	11,386,628
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,508
The People's Insurance Company Group of China, Ltd., H Shares	126,000	39,846
Tian Ge Interactive Holdings, Ltd. (A)(C)	32,000	2,967
Tian Shan Development Holding, Ltd. (A)	32,000	11,309
Tiangong International Company, Ltd.	50,000	21,904
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	7,323
Tianli Education International Holdings, Ltd. (A)	32,000	31,815
Tianneng Power International, Ltd. (B)	48,700	102,177
Tingyi Cayman Islands Holding Corp.	138,000	233,112
Tong Ren Tang Technologies Company, Ltd., H Shares	44,000	31,115
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Tongcheng-Elong Holdings, Ltd. (A)	18,000	$33,536
TravelSky Technology, Ltd., H Shares	56,500	127,851
Trigiant Group, Ltd. (A)	82,000	8,458
Trip.com Group, Ltd., ADR (A)	16,370	549,868
Tsaker Chemical Group, Ltd. (C)	22,500	3,654
Tsingtao Brewery Company, Ltd., H Shares	22,000	213,483
Tuniu Corp., ADR (A)(B)	1,300	3,666
Uni-President China Holdings, Ltd.	89,600	80,829
Vipshop Holdings, Ltd., ADR (A)	28,374	724,672
Want Want China Holdings, Ltd.	290,000	197,139
Weibo Corp., ADR (A)(B)	2,978	125,821
Weichai Power Company, Ltd., H Shares	108,600	221,792
Weiqiao Textile Company, H Shares	58,500	13,034
West China Cement, Ltd.	162,000	25,249
Wisdom Education International Holdings Company, Ltd.	38,000	18,364
WuXi AppTec Company, Ltd., H Shares (C)	3,700	55,402
Wuxi Biologics Cayman, Inc. (A)(C)	21,000	205,095
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(C)	26,500	52,055
Xiamen International Port Company, Ltd., H Shares	88,662	9,468
Xiaomi Corp., Class B (A)(C)	262,200	895,186
Xingda International Holdings, Ltd.	44,138	10,784
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	13,785
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	33,298	53,573
Xinyi Solar Holdings, Ltd.	190,440	348,791
Xinyuan Real Estate Company, Ltd., ADR	4,413	11,209
Xtep International Holdings, Ltd.	119,320	50,762
Xunlei, Ltd., ADR (A)(B)	3,300	9,471
Yadea Group Holdings, Ltd. (B)(C)	82,000	148,415
Yanzhou Coal Mining Company, Ltd., H Shares	136,000	112,292
Yashili International Holdings, Ltd. (A)	114,000	7,291
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (B)(C)	27,600	35,975
Yida China Holdings, Ltd. (A)	28,000	7,729
Yihai International Holding, Ltd. (A)	21,000	246,038
Yiren Digital, Ltd., ADR (A)(B)	1,046	4,006
Youyuan International Holdings, Ltd. (A)(D)	26,000	872
YuanShengTai Dairy Farm, Ltd. (A)	295,000	23,596
Yum China Holdings, Inc.	16,131	909,466
Yuzhou Group Holdings Company, Ltd.	153,036	60,824
Zhaojin Mining Industry Company, Ltd., H Shares	38,000	49,090
Zhejiang Expressway Company, Ltd., H Shares	68,000	48,537
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	16,644
Zhenro Properties Group, Ltd.	19,000	11,716
Zhong An Group, Ltd.	314,400	13,602
Zhongsheng Group Holdings, Ltd.	43,500	327,064
Zhongyuan Bank Company, Ltd., H Shares (C)	42,000	5,879
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	37,500	34,323
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	34,800	109,521
Zijin Mining Group Company, Ltd., H Shares	311,384	311,397
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	62,222
ZTE Corp., H Shares	32,400	83,334
ZTO Express Cayman, Inc., ADR	11,166	315,328
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
Colombia 0.2%		$488,483
Banco de Bogota SA	2,971	58,251
Bancolombia SA	4,563	35,121
Celsia SA ESP	56,160	70,273
Cementos Argos SA	29,845	41,329
Corp. Financiera Colombiana SA (A)	6,493	52,359
Ecopetrol SA	127,985	74,060
Grupo Argos SA	8,087	26,985
Grupo de Inversiones Suramericana SA	6,239	37,126
Grupo Nutresa SA	4,184	27,061
Interconexion Electrica SA ESP	10,443	65,918
Czech Republic 0.1%		188,171
CEZ AS	3,442	72,920
Komercni banka AS (A)	952	25,352
Moneta Money Bank AS (A)(C)	9,518	28,277
O2 Czech Republic AS	3,507	38,135
Philip Morris CR AS	36	23,487
Egypt 0.1%		148,865
Commercial International Bank Egypt SAE, GDR	38,251	148,865
Greece 0.2%		503,256
Alpha Bank AE (A)	17,901	15,360
Athens Water Supply & Sewage Company SA	2,393	19,798
Bank of Greece	1,576	28,481
Ellaktor SA (A)	5,945	11,780
FF Group (A)(D)	6,657	11,911
Fourlis Holdings SA (A)	4,382	21,046
GEK Terna Holding Real Estate Construction SA (A)	4,832	41,910
Hellenic Exchanges - Athens Stock Exchange SA	1,960	7,438
Hellenic Telecommunications Organization SA	4,934	82,171
Holding Company ADMIE IPTO SA	8,138	25,360
JUMBO SA	3,016	53,480
Mytilineos SA	2,885	37,539
National Bank of Greece SA (A)	2,934	5,273
Piraeus Bank SA (A)	12,603	16,708
Public Power Corp. SA (A)	8,232	68,030
Sarantis SA	1,766	19,662
Terna Energy SA	2,409	37,309
Hong Kong 5.7%		13,876,219
AAG Energy Holdings, Ltd. (C)	72,000	9,779
Ajisen China Holdings, Ltd.	58,000	7,984
Alibaba Health Information Technology, Ltd. (A)	42,000	123,402
Alibaba Pictures Group, Ltd. (A)(B)	410,000	55,046
AMVIG Holdings, Ltd.	117,333	31,960
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
APT Satellite Holdings, Ltd.	48,000	11,452
Asian Citrus Holdings, Ltd. (A)	144,000	3,251
Atlas Corp. (A)	6,486	73,422
Ausnutria Dairy Corp., Ltd. (A)(B)	50,000	67,420
AVIC International Holding HK, Ltd. (A)	186,799	2,860
Beijing Energy International Holding Company, Ltd. (A)	146,000	4,475
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	10,150
Beijing Enterprises Holdings, Ltd.	32,430	105,085
Beijing Enterprises Water Group, Ltd. (A)	328,000	132,908
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Beijing Gas Blue Sky Holdings, Ltd. (A)	904,000	$16,423
Bosideng International Holdings, Ltd.	232,000	101,555
Brilliance China Automotive Holdings, Ltd.	194,000	172,038
C C Land Holdings, Ltd.	240,540	57,704
C&D International Investment Group, Ltd.	21,000	41,040
CA Cultural Technology Group, Ltd. (A)	17,000	5,705
Canvest Environmental Protection Group Company, Ltd.	36,000	15,233
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd. (A)	186,000	27,150
China Aircraft Leasing Group Holdings, Ltd.	12,000	10,941
China Chengtong Development Group, Ltd. (A)	158,000	3,853
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,957
China Education Group Holdings, Ltd.	40,000	79,886
China Everbright Environment Group, Ltd.	196,111	108,457
China Everbright Greentech, Ltd. (B)(C)	60,000	24,531
China Everbright, Ltd.	55,000	79,332
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,158
China Foods, Ltd.	58,000	20,792
China Gas Holdings, Ltd.	135,400	497,404
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	64,000	55,776
China High Precision Automation Group, Ltd. (A)(B)(D)	74,000	8,879
China High Speed Transmission Equipment Group Company, Ltd.	25,000	17,961
China Jinmao Holdings Group, Ltd.	288,000	148,416
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	109,000	548,198
China Merchants Land, Ltd.	86,000	13,008
China Merchants Port Holdings Company, Ltd.	98,324	116,551
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Mobile, Ltd.	7,000	41,756
China Mobile, Ltd., ADR	61,686	1,841,335
China New Town Development Company, Ltd.	1,070,332	16,608
China Oceanwide Holdings, Ltd. (A)	240,000	5,264
China Oil & Gas Group, Ltd. (A)	337,040	18,436
China Overseas Grand Oceans Group, Ltd.	113,000	67,394
China Overseas Land & Investment, Ltd.	232,000	564,871
China Overseas Property Holdings, Ltd.	100,667	65,823
China Power International Development, Ltd.	278,666	56,071
China Properties Group, Ltd. (A)	19,000	1,102
China Resources Beer Holdings Company, Ltd.	47,981	352,776
China Resources Cement Holdings, Ltd.	173,518	215,497
China Resources Gas Group, Ltd.	50,000	240,984
China Resources Land, Ltd.	164,444	711,662
China Resources Power Holdings Company, Ltd.	70,882	75,111
China South City Holdings, Ltd.	344,000	37,290
China State Construction International Holdings, Ltd.	133,600	88,378
China Taiping Insurance Holdings Company, Ltd.	101,310	179,148
China Traditional Chinese Medicine Holdings Company, Ltd.	170,000	79,896
China Travel International Investment Hong Kong, Ltd. (A)	146,000	20,489
China Unicom Hong Kong, Ltd., ADR (B)	60,535	363,815
China Vast Industrial Urban Development Company, Ltd. (C)	47,000	19,111
China Vered Financial Holding Corp., Ltd. (A)	360,000	3,997
China Water Affairs Group, Ltd. (B)	62,000	48,787
China Water Industry Group, Ltd. (A)	40,000	1,243
CIMC Enric Holdings, Ltd.	60,000	34,492
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Hong Kong (continued)
CITIC Resources Holdings, Ltd. (A)	310,000	$11,570
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	13,851
Comba Telecom Systems Holdings, Ltd. (B)	62,000	20,664
Concord New Energy Group, Ltd.	440,000	24,104
COSCO SHIPPING International Hong Kong Company, Ltd.	82,000	28,528
COSCO SHIPPING Ports, Ltd.	95,295	62,977
CP Pokphand Company, Ltd.	458,000	40,791
CWT International, Ltd. (A)(B)	790,000	9,479
Dawnrays Pharmaceutical Holdings, Ltd.	123,000	17,468
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	62,000	48,727
Essex Bio-technology, Ltd.	23,000	12,326
Far East Horizon, Ltd.	146,000	155,532
Fullshare Holdings, Ltd. (A)(B)	110,000	2,104
GCL New Energy Holdings, Ltd. (A)(B)	440,000	9,591
GCL-Poly Energy Holdings, Ltd. (A)(B)	1,301,000	132,195
Geely Automobile Holdings, Ltd.	309,000	854,827
Gemdale Properties & Investment Corp., Ltd.	288,000	47,562
Glorious Property Holdings, Ltd. (A)	516,000	20,014
Goldlion Holdings, Ltd.	122,000	24,094
Guangdong Investment, Ltd.	94,000	155,861
Haier Electronics Group Company, Ltd.	80,000	381,369
Health & Happiness H&H International Holdings, Ltd.	13,000	53,161
Hi Sun Technology China, Ltd. (A)	105,000	11,930
HKC Holdings, Ltd.	12,016	5,729
Hopson Development Holdings, Ltd.	40,000	104,496
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	30,412
Huanxi Media Group, Ltd. (A)	120,000	21,363
IMAX China Holding, Inc. (C)	15,700	27,376
Inspur International, Ltd. (A)(B)	28,000	6,776
Jiayuan International Group, Ltd.	43,222	17,126
Joy City Property, Ltd.	316,000	20,411
Ju Teng International Holdings, Ltd.	121,722	35,034
Kingboard Holdings, Ltd.	48,148	183,960
Kingboard Laminates Holdings, Ltd.	80,500	129,869
Kunlun Energy Company, Ltd.	288,000	217,279
Lee & Man Chemical Company, Ltd.	14,000	5,794
Lee & Man Paper Manufacturing, Ltd.	107,000	87,004
Lee's Pharmaceutical Holdings, Ltd.	38,500	23,394
Lifestyle China Group, Ltd. (A)	9,000	1,135
LVGEM China Real Estate Investment Company, Ltd.	32,000	10,598
Mingfa Group International Company, Ltd. (A)(D)	995,000	84,917
Minmetals Land, Ltd.	126,000	15,976
Mobvista, Inc. (A)(C)	44,000	20,969
Nan Hai Corp., Ltd. (A)	1,900,000	12,253
NetDragon Websoft Holdings, Ltd.	14,000	30,669
New World Department Store China, Ltd. (A)	145,000	22,449
Nine Dragons Paper Holdings, Ltd.	136,000	178,695
PAX Global Technology, Ltd.	72,000	44,742
Phoenix Media Investment Holdings, Ltd. (A)	76,000	3,341
Poly Property Group Company, Ltd.	153,000	47,380
Pou Sheng International Holdings, Ltd. (A)	144,000	36,706
REXLot Holdings, Ltd. (A)(D)	2,065,304	5,036
Road King Infrastructure, Ltd.	9,000	12,075
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Shanghai Industrial Holdings, Ltd.	34,041	$50,594
Shanghai Industrial Urban Development Group, Ltd.	115,349	12,232
Shenzhen International Holdings, Ltd.	78,452	129,184
Shenzhen Investment, Ltd.	197,175	72,168
Shimao Group Holdings, Ltd.	79,000	294,447
Shoucheng Holdings, Ltd.	155,600	49,831
Shougang Fushan Resources Group, Ltd.	145,268	36,810
Silver Grant International Holdings Group, Ltd. (A)	72,334	8,587
Sino Biopharmaceutical, Ltd.	567,750	569,793
Sinofert Holdings, Ltd. (A)	118,000	11,553
Sinolink Worldwide Holdings, Ltd. (A)	320,000	19,209
Sinopec Kantons Holdings, Ltd.	102,000	37,859
Skyworth Group, Ltd. (A)	75,885	20,712
SMI Holdings Group, Ltd. (A)(B)(D)	228,889	14,765
SSY Group, Ltd. (B)	118,733	72,632
Sun Art Retail Group, Ltd.	144,500	151,576
TCL Electronics Holdings, Ltd. (A)	39,600	31,180
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,873
Texhong Textile Group, Ltd. (B)	19,000	17,541
The Wharf Holdings, Ltd.	7,000	17,316
Tian An China Investment Company, Ltd.	202,000	123,331
Tianjin Port Development Holdings, Ltd.	154,000	11,899
Tibet Water Resources, Ltd. (A)	149,000	8,981
Time Watch Investments, Ltd. (A)	62,000	6,296
Tongda Group Holdings, Ltd.	270,000	17,376
Towngas China Company, Ltd. (A)	44,000	20,193
Truly International Holdings, Ltd. (A)	101,000	12,234
United Energy Group, Ltd. (B)	846,000	157,895
V1 Group, Ltd. (A)	332,000	10,198
Vinda International Holdings, Ltd.	24,000	68,747
Wasion Holdings, Ltd.	32,000	9,088
Yuexiu Property Company, Ltd.	627,516	130,439
Yuexiu Transport Infrastructure, Ltd.	36,000	22,814
Zhongyu Gas Holdings, Ltd.	20,006	17,475
Zhuguang Holdings Group Company, Ltd. (A)	60,000	9,224
Hungary 0.2%		526,987
Magyar Telekom Telecommunications PLC	35,337	45,616
MOL Hungarian Oil & Gas PLC (A)	26,467	176,522
OTP Bank NYRT (A)	5,525	219,891
Richter Gedeon NYRT	3,585	84,958
India 11.2%		27,329,071
3M India, Ltd. (A)	61	17,835
Aarti Industries, Ltd.	2,428	37,876
ABB Power Products & Systems India, Ltd. (A)	187	2,871
Abbott India, Ltd.	478	99,079
ACC, Ltd.	2,457	55,547
Adani Enterprises, Ltd.	10,171	54,829
Adani Gas, Ltd.	3,661	17,057
Adani Green Energy, Ltd. (A)	16,948	245,840
Adani Ports & Special Economic Zone, Ltd.	19,114	105,924
Adani Power, Ltd. (A)	35,840	18,549
Adani Transmission, Ltd. (A)	22,565	113,591
Aditya Birla Capital, Ltd. (A)	27,085	32,407
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
India (continued)
Aditya Birla Fashion and Retail, Ltd. (A)	7,683	$16,995
Aegis Logistics, Ltd.	4,413	15,361
AIA Engineering, Ltd.	1,625	40,419
Ajanta Pharma, Ltd.	2,166	44,725
Akzo Nobel India, Ltd.	1,016	29,579
Alembic Pharmaceuticals, Ltd.	4,801	64,463
Alkyl Amines Chemicals	483	25,973
Amara Raja Batteries, Ltd.	1,107	13,801
Ambuja Cements, Ltd.	17,762	61,914
Apollo Hospitals Enterprise, Ltd.	2,918	90,850
Apollo Tyres, Ltd.	19,720	48,674
Arvind Fashions, Ltd. (A)	12,019	21,222
Arvind, Ltd. (A)	13,022	7,084
Asahi India Glass, Ltd.	13,159	45,103
Ashok Leyland, Ltd.	88,960	109,562
Ashoka Buildcon, Ltd. (A)	9,141	9,406
Asian Paints, Ltd.	8,491	250,975
Astral Poly Technik, Ltd.	1,843	36,266
Atul, Ltd.	603	51,474
Aurobindo Pharma, Ltd.	18,355	213,233
Avanti Feeds, Ltd.	3,600	25,135
Avenue Supermarts, Ltd. (A)(C)	737	22,933
Axis Bank, Ltd. (A)	37,281	303,081
Bajaj Auto, Ltd.	2,739	116,902
Bajaj Consumer Care, Ltd.	5,535	15,178
Bajaj Electricals, Ltd. (A)	1,885	14,593
Bajaj Finance, Ltd.	4,302	281,568
Bajaj Finserv, Ltd.	908	106,054
Bajaj Holdings & Investment, Ltd.	2,189	90,368
Balkrishna Industries, Ltd.	6,050	133,443
Balrampur Chini Mills, Ltd. (A)	10,790	23,817
Bank of Baroda (A)	25,551	17,566
BASF India, Ltd.	543	12,176
Bata India, Ltd.	1,019	21,370
Bayer CropScience, Ltd.	196	13,193
Berger Paints India, Ltd.	10,302	89,309
Bharat Electronics, Ltd.	33,210	49,187
Bharat Forge, Ltd.	14,723	99,860
Bharat Heavy Electricals, Ltd. (A)	58,913	26,048
Bharat Petroleum Corp., Ltd.	21,375	106,603
Bharti Airtel, Ltd.	57,341	359,122
Bharti Infratel, Ltd.	9,404	27,521
Biocon, Ltd. (A)	9,991	57,154
Birla Corp., Ltd.	1,911	18,261
Birlasoft, Ltd.	12,247	32,425
Bliss Gvs Pharma, Ltd.	6,312	14,376
Blue Star, Ltd.	1,883	20,787
Borosil, Ltd. (A)	3,051	6,401
Bosch, Ltd.	149	25,568
Brigade Enterprises, Ltd.	7,041	20,530
Britannia Industries, Ltd.	1,201	57,325
BSE, Ltd.	1,351	10,033
Cadila Healthcare, Ltd.	7,082	42,707
Can Fin Homes, Ltd.	3,284	21,313
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Canara Bank (A)	23,766	$33,129
Capacit'e Infraprojects, Ltd. (A)	2,705	6,701
Carborundum Universal, Ltd.	2,411	11,342
Castrol India, Ltd.	11,199	19,286
CCL Products India, Ltd.	3,414	12,153
Ceat, Ltd.	1,368	21,031
Central Depository Services India, Ltd.	1,657	10,950
Century Plyboards India, Ltd.	7,851	21,078
Century Textiles & Industries, Ltd.	1,858	8,775
CESC, Ltd.	3,387	26,495
Chambal Fertilizers & Chemicals, Ltd.	11,943	32,820
Chennai Petroleum Corp., Ltd. (A)	3,148	3,616
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,243
Cholamandalam Financial Holdings, Ltd.	6,543	47,443
Cholamandalam Investment and Finance Company, Ltd.	17,243	88,998
Cipla, Ltd.	16,085	160,041
City Union Bank, Ltd.	16,091	40,221
Coal India, Ltd.	37,238	62,644
Coforge, Ltd.	141	4,556
Colgate-Palmolive India, Ltd.	2,924	58,748
Container Corp. of India, Ltd.	8,172	44,114
Coromandel International, Ltd.	5,759	64,216
CRISIL, Ltd.	1,509	40,357
Crompton Greaves Consumer Electricals, Ltd.	34,652	142,764
Cummins India, Ltd.	3,376	26,686
Cyient, Ltd.	7,633	50,565
Dabur India, Ltd.	12,130	81,291
Dalmia Bharat, Ltd.	4,457	66,412
DCB Bank, Ltd. (A)	11,434	16,636
DCM Shriram, Ltd.	3,338	16,664
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	5,808
Deepak Nitrite, Ltd.	2,523	29,411
Delta Corp., Ltd.	8,433	14,553
Dhampur Sugar Mills, Ltd.	2,251	4,805
Dhani Services, Ltd.	5,473	9,922
Dilip Buildcon, Ltd. (C)	2,723	12,966
Dish TV India, Ltd. (A)	46,324	6,335
Dishman Carbogen Amcis, Ltd. (A)	1,354	2,644
Divi's Laboratories, Ltd.	1,823	88,045
DLF, Ltd.	13,190	32,871
Dr. Lal PathLabs, Ltd. (C)	1,089	33,524
Dr. Reddy's Laboratories, Ltd.	3,824	248,355
eClerx Services, Ltd.	2,550	24,740
Edelweiss Financial Services, Ltd. (A)	26,662	24,920
Eicher Motors, Ltd.	5,480	186,475
EID Parry India, Ltd. (A)	6,483	30,328
EIH, Ltd. (A)	9,617	11,576
Emami, Ltd.	9,857	59,320
Endurance Technologies, Ltd. (C)	3,340	51,622
Engineers India, Ltd.	8,807	8,759
EPL, Ltd.	2,501	8,813
Eris Lifesciences, Ltd. (C)	3,927	27,462
Escorts, Ltd.	3,193	60,302
Excel Industries, Ltd.	557	6,310
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
India (continued)
Exide Industries, Ltd.	11,933	$29,356
Federal Bank, Ltd. (A)	101,872	85,717
Finolex Cables, Ltd.	7,048	29,238
Finolex Industries, Ltd.	4,543	37,868
Firstsource Solutions, Ltd.	20,707	21,948
Fortis Healthcare, Ltd. (A)	29,932	59,978
Future Lifestyle Fashions, Ltd. (A)	2,234	2,830
GAIL India, Ltd.	66,880	92,382
Garware Technical Fibres, Ltd.	570	17,576
GE T&D India, Ltd. (A)	7,991	10,619
GHCL, Ltd.	5,141	11,744
Gillette India, Ltd.	541	42,505
GlaxoSmithKline Pharmaceuticals, Ltd.	911	19,124
Glenmark Pharmaceuticals, Ltd.	9,568	60,334
Godfrey Phillips India, Ltd.	824	10,078
Godrej Consumer Products, Ltd.	9,235	87,183
Godrej Industries, Ltd. (A)	3,907	21,271
Godrej Properties, Ltd. (A)	1,212	18,884
Granules India, Ltd.	10,612	58,365
Graphite India, Ltd.	3,367	11,050
Grasim Industries, Ltd.	9,194	108,199
Greaves Cotton, Ltd. (A)	6,447	7,274
Grindwell Norton, Ltd.	4,815	38,728
Gujarat Alkalies & Chemicals, Ltd.	2,634	11,352
Gujarat Ambuja Exports, Ltd.	9,856	16,042
Gujarat Fluorochemicals, Ltd. (A)	2,756	21,430
Gujarat Gas, Ltd.	10,223	47,898
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	10,792
Gujarat State Petronet, Ltd.	14,293	42,003
Gulf Oil Lubricants India, Ltd.	1,642	17,404
Hatsun Agro Product, Ltd.	3,294	42,154
Havells India, Ltd.	7,034	76,111
HCL Technologies, Ltd.	38,341	423,766
HDFC Asset Management Company, Ltd. (C)	748	25,373
HDFC Bank, Ltd. (A)	83,806	1,615,351
HDFC Life Insurance Company, Ltd. (A)(C)	4,568	39,603
HEG, Ltd.	690	7,445
HeidelbergCement India, Ltd.	5,347	14,952
Hemisphere Properties India, Ltd. (A)	2,825	2,403
Heritage Foods, Ltd.	1,223	4,795
Hero MotoCorp, Ltd.	4,382	181,235
HFCL, Ltd. (A)	51,247	12,732
Hikal, Ltd.	4,873	11,252
HIL, Ltd.	253	6,939
Himadri Speciality Chemical, Ltd.	8,292	4,568
Hindalco Industries, Ltd.	54,965	165,497
Hinduja Global Solutions, Ltd.	960	11,592
Hindustan Petroleum Corp., Ltd.	26,715	75,086
Hindustan Unilever, Ltd.	19,846	571,083
Honeywell Automation India, Ltd.	60	25,847
Housing Development Finance Corp., Ltd.	17,551	528,058
Huhtamaki India, Ltd.	2,710	11,234
ICICI Bank, Ltd. (A)	58,534	373,871
ICICI Bank, Ltd., ADR (A)	3,601	46,309
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
ICICI Lombard General Insurance Company, Ltd. (A)(C)	4,220	$82,826
ICICI Prudential Life Insurance Company, Ltd. (A)(C)	4,445	26,474
IDFC First Bank, Ltd. (A)	117,777	58,056
IDFC, Ltd. (A)	60,709	34,005
IFCI, Ltd. (A)	60,997	5,194
IIFL Finance, Ltd.	20,305	27,006
IIFL Securities, Ltd.	72,539	41,887
IIFL Wealth Management, Ltd.	4,525	61,969
India Glycols, Ltd.	1,050	4,160
Indiabulls Housing Finance, Ltd.	23,318	58,159
Indiabulls Real Estate, Ltd. (A)	24,645	21,267
Indian Bank (A)	13,169	11,941
Indian Oil Corp., Ltd.	38,014	42,998
Indraprastha Gas, Ltd.	8,878	58,919
IndusInd Bank, Ltd. (A)	7,142	82,040
Infibeam Avenues, Ltd. (A)	1,962	2,100
Info Edge India, Ltd.	626	35,355
Infosys, Ltd.	116,634	1,761,529
Inox Leisure, Ltd. (A)	4,238	15,398
Intellect Design Arena, Ltd. (A)	4,460	16,154
InterGlobe Aviation, Ltd. (A)(C)	2,710	54,742
Ipca Laboratories, Ltd.	2,728	81,560
IRB Infrastructure Developers, Ltd.	7,984	12,658
ITC, Ltd.	110,013	286,429
J Kumar Infraprojects, Ltd.	4,863	7,716
Jaiprakash Power Ventures, Ltd. (A)	246,265	7,896
Jamna Auto Industries, Ltd.	8,736	6,598
JB Chemicals & Pharmaceuticals, Ltd.	470	6,300
Jindal Saw, Ltd.	11,500	10,772
Jindal Stainless Hisar, Ltd. (A)	8,000	12,802
Jindal Stainless, Ltd. (A)	16,249	13,793
Jindal Steel & Power, Ltd. (A)	30,545	99,518
JK Cement, Ltd.	1,769	49,070
JK Paper, Ltd.	7,345	9,489
JK Tyre & Industries, Ltd.	5,594	6,080
JM Financial, Ltd.	20,631	22,459
JSW Energy, Ltd.	33,800	28,147
JSW Steel, Ltd.	53,782	252,112
Jubilant Foodworks, Ltd.	3,066	101,321
Jubilant Life Sciences, Ltd.	7,891	76,499
Just Dial, Ltd. (A)	1,443	11,787
Jyothy Labs, Ltd.	3,881	7,346
Kajaria Ceramics, Ltd.	4,103	35,887
Kalpataru Power Transmission, Ltd.	4,585	19,642
Kansai Nerolac Paints, Ltd.	3,086	22,382
Kaveri Seed Company, Ltd.	2,285	15,069
KEC International, Ltd.	5,101	24,765
KEI Industries, Ltd.	4,692	26,736
Kirloskar Oil Engines, Ltd.	5,185	7,988
KNR Constructions, Ltd.	5,450	20,908
Kotak Mahindra Bank, Ltd. (A)	12,507	316,600
KPIT Technologies, Ltd.	24,872	35,370
KPR Mill, Ltd.	3,888	42,278
KRBL, Ltd.	3,905	13,508
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
L&T Finance Holdings, Ltd.	24,332	$27,873
L&T Technology Services, Ltd. (C)	452	10,453
LA Opala RG, Ltd.	2,816	8,808
Lakshmi Machine Works, Ltd.	116	6,643
Larsen & Toubro Infotech, Ltd. (C)	2,378	102,384
Larsen & Toubro, Ltd.	13,164	195,306
LG Balakrishnan & Bros, Ltd.	1,705	5,968
LIC Housing Finance, Ltd.	21,165	93,913
Linde India, Ltd.	3,823	47,239
LT Foods, Ltd.	10,845	7,635
Lupin, Ltd.	11,451	137,178
LUX Industries, Ltd.	400	8,700
Mahanagar Gas, Ltd.	2,409	34,284
Mahindra & Mahindra Financial Services, Ltd. (A)	41,832	95,467
Mahindra & Mahindra, Ltd.	14,918	143,520
Mahindra CIE Automotive, Ltd. (A)	10,554	22,298
Mahindra Holidays & Resorts India, Ltd. (A)	4,401	11,330
Mahindra Lifespace Developers, Ltd. (A)	1,108	4,282
Manappuram Finance, Ltd.	18,276	43,606
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	6,604
Marico, Ltd.	13,995	68,861
Marksans Pharma, Ltd.	20,609	16,158
Maruti Suzuki India, Ltd.	865	81,186
Mastek, Ltd.	812	10,505
Mayur Uniquoters, Ltd.	2,588	9,489
Meghmani Organics, Ltd.	8,623	9,339
Minda Industries, Ltd.	5,289	27,233
Mindtree, Ltd.	1,858	35,309
MOIL, Ltd.	5,355	8,885
Morepen Laboratories, Ltd. (A)	26,894	10,582
Motherson Sumi Systems, Ltd.	60,455	118,515
Motilal Oswal Financial Services, Ltd.	2,377	19,481
Mphasis, Ltd.	5,533	98,467
MRF, Ltd.	78	81,879
Multi Commodity Exchange of India, Ltd.	573	12,465
Muthoot Finance, Ltd.	7,879	121,453
Narayana Hrudayalaya, Ltd.	5,281	26,943
Natco Pharma, Ltd.	6,282	77,975
National Aluminium Company, Ltd.	30,687	16,081
Navin Fluorine International, Ltd.	486	17,821
Navneet Education, Ltd.	6,879	7,479
NBCC India, Ltd.	20,368	7,114
NCC, Ltd.	22,228	12,933
Nestle India, Ltd.	576	131,509
NHPC, Ltd.	108,939	31,380
NIIT, Ltd.	4,810	11,359
Nilkamal, Ltd.	570	10,520
NMDC, Ltd.	20,256	26,264
NOCIL, Ltd.	4,078	7,670
NTPC, Ltd.	65,672	82,209
Oberoi Realty, Ltd. (A)	5,897	36,424
Oil & Natural Gas Corp., Ltd.	88,154	92,345
Oil India, Ltd.	11,025	14,176
Omaxe, Ltd. (A)	3,052	2,868
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Oracle Financial Services Software, Ltd.	1,238	$50,085
Orient Cement, Ltd.	11,602	11,112
Page Industries, Ltd.	254	77,379
Parag Milk Foods, Ltd. (C)	3,025	4,435
Persistent Systems, Ltd.	2,797	45,185
Petronet LNG, Ltd.	45,718	152,580
Pfizer, Ltd.	365	24,949
Phillips Carbon Black, Ltd.	6,456	14,506
PI Industries, Ltd.	3,150	93,574
Pidilite Industries, Ltd.	3,776	76,707
Piramal Enterprises, Ltd.	3,991	73,293
PNB Housing Finance, Ltd. (A)(C)	3,296	16,647
PNC Infratech, Ltd.	3,706	8,478
Power Finance Corp., Ltd.	29,969	43,455
Power Grid Corp. of India, Ltd.	54,410	140,114
Praj Industries, Ltd.	5,641	6,550
Prestige Estates Projects, Ltd.	15,615	55,813
Procter & Gamble Health, Ltd.	219	20,346
Procter & Gamble Hygiene & Health Care, Ltd.	391	55,477
PSP Projects, Ltd.	963	5,298
PTC India, Ltd.	18,544	13,640
Punjab National Bank (A)	48,156	21,647
PVR, Ltd.	2,148	37,410
Quess Corp., Ltd. (A)(C)	1,654	11,104
Radico Khaitan, Ltd.	2,854	17,368
Rain Industries, Ltd.	8,295	12,753
Rajesh Exports, Ltd. (A)	4,377	26,578
Rallis India, Ltd.	4,796	18,175
Rashtriya Chemicals & Fertilizers, Ltd. (A)	12,255	7,730
Ratnamani Metals & Tubes, Ltd.	266	6,231
Raymond, Ltd. (A)	2,169	9,346
RBL Bank, Ltd. (C)	19,118	57,288
REC, Ltd.	37,469	59,847
Redington India, Ltd.	23,557	41,340
Relaxo Footwears, Ltd.	3,026	29,862
Reliance Industries, Ltd.	96,463	2,508,253
Reliance Power, Ltd. (A)	70,059	2,880
Sanofi India, Ltd.	330	35,772
SBI Life Insurance Company, Ltd. (A)(C)	2,278	25,994
Schaeffler India, Ltd.	663	35,206
Sequent Scientific, Ltd. (A)	6,725	13,988
Seshasayee Paper & Boards, Ltd.	3,700	7,018
SH Kelkar & Company, Ltd. (C)	2,917	5,088
Sharda Cropchem, Ltd.	5,005	18,593
Shree Cement, Ltd.	238	76,216
Shriram City Union Finance, Ltd.	2,014	28,754
Shriram Transport Finance Company, Ltd.	8,324	119,845
Siemens, Ltd.	2,156	43,789
SKF India, Ltd.	1,784	37,660
Sobha, Ltd.	4,249	17,737
Solar Industries India, Ltd.	1,472	20,659
Sonata Software, Ltd.	2,617	12,041
SRF, Ltd.	858	59,239
State Bank of India (A)	31,708	104,062
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Steel Authority of India, Ltd. (A)	35,661	$23,071
Sterlite Technologies, Ltd.	5,984	13,050
Strides Pharma Science, Ltd.	3,193	32,398
Sun Pharmaceutical Industries, Ltd.	14,156	97,153
Sun TV Network, Ltd.	6,569	38,925
Sundaram Finance Holdings, Ltd.	6,835	5,150
Sundaram Finance, Ltd.	1,639	38,979
Sundaram-Clayton, Ltd.	697	16,833
Sundram Fasteners, Ltd.	4,560	32,331
Sunteck Realty, Ltd.	3,702	15,684
Suprajit Engineering, Ltd.	7,705	20,252
Supreme Industries, Ltd.	2,097	48,821
Supreme Petrochem, Ltd.	1,965	8,598
Suven Pharmaceuticals, Ltd. (A)	7,762	41,590
Symphony, Ltd.	1,012	11,482
Syngene International, Ltd. (A)(C)	5,386	41,866
TAKE Solutions, Ltd. (A)	6,117	3,324
Tata Chemicals, Ltd.	2,841	14,903
Tata Communications, Ltd.	2,825	40,420
Tata Consultancy Services, Ltd.	24,649	885,163
Tata Consumer Products, Ltd.	18,202	131,090
Tata Elxsi, Ltd.	1,315	28,150
Tata Metaliks, Ltd.	1,562	11,238
Tata Motors, Ltd. (A)	130,207	309,702
Tata Steel, Ltd.	20,118	154,797
Tech Mahindra, Ltd.	17,148	199,306
Techno Electric & Engineering Company, Ltd.	4,395	12,717
The Great Eastern Shipping Company, Ltd.	4,812	16,753
The India Cements, Ltd.	13,187	28,032
The Indian Hotels Company, Ltd.	21,970	35,224
The Indian Hume Pipe Company, Ltd.	2,579	6,153
The Jammu & Kashmir Bank, Ltd. (A)	20,026	6,428
The Karnataka Bank, Ltd. (A)	11,008	6,998
The Karur Vysya Bank, Ltd. (A)	30,314	15,303
The Phoenix Mills, Ltd. (A)	3,443	31,404
The Ramco Cements, Ltd.	3,284	38,772
The South Indian Bank, Ltd. (A)	46,489	4,757
The Tata Power Company, Ltd.	51,479	44,574
The Tinplate Company of India, Ltd.	3,175	6,208
Thermax, Ltd.	1,264	15,468
Thomas Cook India, Ltd. (A)	8,758	5,569
Time Technoplast, Ltd.	8,084	4,922
Timken India, Ltd.	2,917	47,433
Titan Company, Ltd.	9,308	166,398
Torrent Pharmaceuticals, Ltd.	2,513	88,601
Torrent Power, Ltd.	6,822	29,033
Trent, Ltd.	3,674	35,465
Trident, Ltd.	74,360	7,945
Triveni Engineering & Industries, Ltd.	7,321	7,063
Tube Investments of India, Ltd.	6,351	69,728
TV18 Broadcast, Ltd. (A)	45,800	18,208
Uflex, Ltd.	4,634	21,878
UltraTech Cement, Ltd.	3,803	245,438
Union Bank of India (A)	53,007	19,897
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
United Breweries, Ltd.	1,730	$24,013
United Spirits, Ltd. (A)	9,003	66,249
UPL, Ltd.	28,081	157,937
VA Tech Wabag, Ltd. (A)	1,854	4,937
Vaibhav Global, Ltd.	1,887	53,782
Vakrangee, Ltd.	23,506	12,089
Vardhman Textiles, Ltd. (A)	1,602	17,485
Varun Beverages, Ltd.	2,536	30,369
Vedanta, Ltd.	88,318	142,460
Venky's India, Ltd. (A)	337	7,502
Vesuvius India, Ltd.	690	9,048
V-Guard Industries, Ltd.	5,667	13,995
Vinati Organics, Ltd.	1,364	21,700
VIP Industries, Ltd.	2,251	10,994
V-Mart Retail, Ltd. (A)	527	15,801
Vodafone Idea, Ltd. (A)	475,993	62,477
VRL Logistics, Ltd.	5,104	12,267
VST Industries, Ltd.	649	31,305
VST Tillers Tractors, Ltd.	456	11,770
Welspun Corp., Ltd.	6,625	10,396
Welspun Enterprises, Ltd.	5,021	5,492
Welspun India, Ltd.	19,448	17,828
West Coast Paper Mills, Ltd.	2,240	4,811
Wheels India, Ltd.	626	3,644
Whirlpool of India, Ltd.	1,179	34,867
Wipro, Ltd.	44,725	211,606
Wockhardt, Ltd. (A)	2,843	17,190
Yes Bank, Ltd. (A)	94,414	18,735
Zee Entertainment Enterprises, Ltd.	30,287	77,709
Zensar Technologies, Ltd.	8,469	26,180
Indonesia 1.9%		4,615,065
Ace Hardware Indonesia Tbk PT	416,900	46,770
Adaro Energy Tbk PT	900,700	88,676
Adhi Karya Persero Tbk PT	204,038	15,755
AKR Corporindo Tbk PT	65,100	13,381
Alam Sutera Realty Tbk PT (A)	750,400	12,537
Aneka Tambang Tbk	481,054	39,038
Arwana Citramulia Tbk PT	1,053,200	39,877
Asahimas Flat Glass Tbk PT (A)	113,500	21,671
Astra International Tbk PT	320,100	119,853
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	13,403
Asuransi Kresna Mitra Tbk PT (A)	277,300	21,010
Bakrie Telecom Tbk PT (A)(D)	22,579,900	39,979
Bank Central Asia Tbk PT	167,700	368,327
Bank Danamon Indonesia Tbk PT	205,471	46,155
Bank Mandiri Persero Tbk PT	407,592	182,814
Bank Negara Indonesia Persero Tbk PT	107,203	45,461
Bank Pan Indonesia Tbk PT (A)	191,900	13,453
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	306,100	28,707
Bank Pembangunan Daerah Jawa Timur Tbk PT	373,700	16,809
Bank Rakyat Indonesia Persero Tbk PT	2,106,500	609,254
Bank Tabungan Negara Persero Tbk PT	190,698	22,231
Barito Pacific Tbk PT (A)	326,600	24,282
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
Indonesia (continued)
Bayan Resources Tbk PT	94,800	$104,152
BISI International Tbk PT	514,000	37,130
Bukit Asam Tbk PT	184,700	30,848
Bumi Serpong Damai Tbk PT (A)	427,200	31,716
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,276
Capital Financial Indonesia Tbk PT (A)	369,300	10,161
Charoen Pokphand Indonesia Tbk PT	228,620	98,374
Ciputra Development Tbk PT	455,461	29,828
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	27,044
City Retail Developments Tbk PT (A)	1,918,900	22,656
Delta Dunia Makmur Tbk PT (A)	590,800	17,145
Elnusa Tbk PT	400,600	8,310
Erajaya Swasembada Tbk PT (A)	162,100	19,731
Gudang Garam Tbk PT (A)	29,743	88,926
Hanson International Tbk PT (A)(D)	4,000,200	14,165
Harum Energy Tbk PT (A)	27,900	5,489
Indah Kiat Pulp & Paper Corp. Tbk PT	98,200	60,293
Indika Energy Tbk PT	129,600	15,679
Indo Tambangraya Megah Tbk PT	23,700	21,987
Indocement Tunggal Prakarsa Tbk PT	39,800	40,258
Indofood CBP Sukses Makmur Tbk PT	43,100	30,212
Indofood Sukses Makmur Tbk PT	230,100	115,611
Indo-Rama Synthetics Tbk PT (A)	54,100	11,483
Indosat Tbk PT (A)	110,300	17,179
Inovisi Infracom Tbk PT (A)(D)	671,012	133
Intiland Development Tbk PT (A)	1,393,100	20,910
Japfa Comfeed Indonesia Tbk PT	311,000	29,380
Jasa Marga Persero Tbk PT	128,752	38,214
Kalbe Farma Tbk PT	565,000	60,201
Kapuas Prima Coal Tbk PT (A)	551,200	6,130
Kawasan Industri Jababeka Tbk PT (A)	2,007,762	30,143
Link Net Tbk PT	145,300	24,877
Lippo Karawaci Tbk PT (A)	1,947,337	32,212
Matahari Department Store Tbk PT (A)	186,500	16,698
Mayora Indah Tbk PT	234,200	39,467
Medco Energi Internasional Tbk PT (A)	709,192	24,934
Media Nusantara Citra Tbk PT (A)	543,100	39,009
Mitra Adiperkasa Tbk PT (A)	725,100	41,328
Mitra Keluarga Karyasehat Tbk PT	145,600	27,846
MNC Sky Vision Tbk PT (A)	430,900	20,890
Pabrik Kertas Tjiwi Kimia Tbk PT	42,900	21,480
Pakuwon Jati Tbk PT (A)	1,030,900	36,535
Pan Brothers Tbk PT (A)	1,101,200	17,726
Panin Financial Tbk PT (A)	1,137,200	18,020
Paninvest Tbk PT (A)	397,600	22,292
Perusahaan Gas Negara Tbk PT	367,300	36,133
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	19,992
Pool Advista Indonesia Tbk PT (A)(D)	37,300	132
PP Persero Tbk PT	214,287	20,622
Puradelta Lestari Tbk PT	506,700	9,326
Ramayana Lestari Sentosa Tbk PT	152,300	7,867
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,728
Sampoerna Agro Tbk PT (A)	618,600	74,384
Sarana Menara Nusantara Tbk PT	1,085,300	84,149
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia (continued)
Selamat Sempurna Tbk PT	250,600	$24,203
Semen Indonesia Persero Tbk PT	57,000	47,209
Sinar Mas Multiartha Tbk PT (A)	37,000	35,902
Smartfren Telecom Tbk PT (A)	914,700	4,333
Sri Rejeki Isman Tbk PT	937,100	15,641
Sugih Energy Tbk PT (A)(D)	8,409,300	29,778
Summarecon Agung Tbk PT (A)	339,900	19,732
Surya Citra Media Tbk PT	403,800	47,002
Surya Semesta Internusa Tbk PT	132,900	5,084
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	1,186,200	271,113
Tempo Scan Pacific Tbk PT	65,700	6,050
Tiga Pilar Sejahtera Food Tbk (A)	801,600	16,046
Tower Bersama Infrastructure Tbk PT	385,100	38,793
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,757
Trias Sentosa Tbk PT	706,000	19,479
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	369,300	21,184
Tunas Ridean Tbk PT	542,200	50,269
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	24,064
Unilever Indonesia Tbk PT	177,700	97,150
United Tractors Tbk PT	105,000	170,968
Vale Indonesia Tbk PT (A)	109,900	35,873
Waskita Beton Precast Tbk PT	592,800	8,895
Waskita Karya Persero Tbk PT	287,002	21,121
Wijaya Karya Beton Tbk PT	351,700	8,720
Wijaya Karya Persero Tbk PT	178,676	20,472
XL Axiata Tbk PT	283,500	48,373
Malaysia 2.0%		5,004,903
7-Eleven Malaysia Holdings BHD	40,839	13,010
Aeon Company M BHD	55,700	11,701
AEON Credit Service M BHD	11,340	29,063
AFFIN Bank BHD	70,221	26,913
AirAsia Group BHD (A)	117,800	20,477
Alliance Bank Malaysia BHD	67,700	43,575
AMMB Holdings BHD	75,450	61,427
Astro Malaysia Holdings BHD	58,000	11,000
Axiata Group BHD	98,907	86,066
Batu Kawan BHD	18,700	80,568
Berjaya Assets BHD (A)	350,600	25,673
Berjaya Sports Toto BHD	59,365	31,017
Bermaz Auto BHD	45,300	15,131
BIMB Holdings BHD	24,100	21,835
Bintulu Port Holdings BHD	300	292
Boustead Holdings BHD (A)	20,507	3,152
Boustead Plantations BHD (A)	760	109
British American Tobacco Malaysia BHD	6,400	18,079
Bursa Malaysia BHD	31,800	63,986
Cahya Mata Sarawak BHD	29,300	11,861
Carlsberg Brewery Malaysia BHD	6,900	32,467
CIMB Group Holdings BHD	103,028	91,539
Cypark Resources BHD (A)	34,200	12,044
D&O Green Technologies BHD	64,700	28,309
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
Malaysia (continued)
Datasonic Group BHD	130,000	$16,562
Dayang Enterprise Holdings BHD (A)	35,200	9,863
Dialog Group BHD	81,160	71,335
DiGi.Com BHD	88,480	86,609
DRB-Hicom BHD	45,900	22,404
Dutch Lady Milk Industries BHD	1,500	13,518
Eco World Development Group BHD (A)	30,700	2,861
FGV Holdings BHD	111,600	32,988
Fraser & Neave Holdings BHD	5,600	44,622
Gabungan AQRS BHD	26,010	4,396
Gadang Holdings BHD	55,300	5,560
Gamuda BHD	40,633	35,542
Gas Malaysia BHD	51,300	34,378
Genting BHD	63,100	62,666
Genting Malaysia BHD	96,300	57,687
Genting Plantations BHD	10,000	23,225
George Kent Malaysia BHD	33,700	6,941
Globetronics Technology BHD	39,686	28,993
HAP Seng Consolidated BHD	29,039	58,675
Hartalega Holdings BHD (B)	39,500	139,457
Heineken Malaysia BHD	8,400	42,788
Hengyuan Refining Company BHD (A)	11,200	11,629
Hibiscus Petroleum BHD (A)	88,200	12,749
Hong Leong Bank BHD	9,434	39,729
Hong Leong Financial Group BHD	8,261	33,252
IGB BHD (A)	46,072	29,880
IHH Healthcare BHD	21,200	29,195
IJM Corp. BHD	107,260	42,577
Inari Amertron BHD	145,436	95,632
IOI Corp. BHD	20,500	22,004
IOI Properties Group BHD	48,571	14,919
JAKS Resources BHD (A)	114,140	18,958
Keck Seng Malaysia BHD (A)	65,150	58,483
Kim Loong Resources BHD	100	39
Kossan Rubber Industries (B)	36,700	56,451
Kuala Lumpur Kepong BHD	7,605	43,694
Land & General BHD (A)	508,140	12,430
LBS Bina Group BHD (A)	120,819	11,565
LPI Capital BHD	14,220	45,596
Magnum BHD	35,653	18,997
Malakoff Corp. BHD	78,100	17,151
Malayan Banking BHD	108,055	209,463
Malaysia Airports Holdings BHD	43,288	55,451
Malaysia Building Society BHD	73,796	10,585
Malaysian Pacific Industries BHD	10,938	67,075
Malaysian Resources Corp. BHD	121,600	14,004
Matrix Concepts Holdings BHD	68,378	28,035
Maxis BHD	51,585	61,966
Mega First Corp. BHD	3,300	5,726
MISC BHD	14,150	23,519
MPHB Capital BHD (A)	99,200	24,227
Muhibbah Engineering (M) BHD	10,300	2,439
Mulpha International BHD (A)	15,370	5,236
My EG Services BHD (B)	154,815	62,383
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
Nestle Malaysia BHD	1,400	$46,016
Oriental Holdings BHD	26,820	35,734
OSK Holdings BHD	98,117	19,864
Padini Holdings BHD	21,500	14,207
Pentamaster Corp. BHD	25,662	31,145
Petron Malaysia Refining & Marketing BHD	8,800	8,838
Petronas Chemicals Group BHD	62,000	97,802
Petronas Dagangan BHD	5,900	29,984
Petronas Gas BHD	19,700	87,850
PPB Group BHD	8,900	40,617
Press Metal Aluminium Holdings BHD	41,000	70,371
Public Bank BHD	99,160	421,945
QL Resources BHD	36,135	56,418
RHB Bank BHD	48,262	60,854
Sam Engineering & Equipment M BHD	3,000	5,221
Sapura Energy BHD (A)	592,857	16,394
Sarawak Oil Palms BHD	15,542	15,605
Scientex BHD	20,700	60,247
SEG International BHD	33,942	5,324
Serba Dinamik Holdings BHD	57,750	22,935
Shangri-La Hotels Malaysia BHD	21,000	20,780
Sime Darby BHD	93,374	52,931
Sime Darby Plantation BHD	29,074	34,921
Sime Darby Property BHD	130,274	19,180
SKP Resources BHD	17,300	8,633
SP Setia BHD Group	53,308	10,604
Sunway BHD	66,077	22,989
Sunway Construction Group BHD	33,862	15,288
Supermax Corp. BHD (A)(B)	27,796	62,617
Syarikat Takaful Malaysia Keluarga BHD	23,400	26,995
Ta Ann Holdings BHD	46,508	35,220
TA Enterprise BHD	260,800	40,244
Tan Chong Motor Holdings BHD	62,800	17,173
Telekom Malaysia BHD	44,656	55,262
Tenaga Nasional BHD	46,300	114,169
TIME dotCom BHD	20,840	69,993
Top Glove Corp. BHD (B)	107,400	187,842
Tropicana Corp. BHD (A)	106,201	22,405
Uchi Technologies BHD	31,330	21,154
UEM Sunrise BHD (A)	113,366	11,840
UMW Holdings BHD	14,100	10,346
United Malacca BHD	29,750	36,931
United Plantations BHD	4,900	17,448
UOA Development BHD	45,300	17,712
Velesto Energy BHD (A)	250,631	8,126
ViTrox Corp. BHD	4,200	15,655
VS Industry BHD	60,331	34,765
Westports Holdings BHD	54,500	57,491
Yinson Holdings BHD	33,600	42,949
YTL Corp. BHD (A)	255,161	40,466
Malta 0.0%		19,172
Brait SE (A)	71,955	19,172
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
Mexico 2.7%		$6,638,088
ALEATICA SAB de CV	9,600	9,619
Alfa SAB de CV, Class A	285,550	224,227
Alpek SAB de CV (B)	28,981	25,539
Alsea SAB de CV (A)(B)	28,875	39,819
America Movil SAB de CV, Series L (B)	803,372	599,838
Arca Continental SAB de CV	3,472	17,057
Axtel SAB de CV (A)	145,616	58,793
Banco del Bajio SA (A)(B)(C)	31,497	39,273
Becle SAB de CV	12,935	30,254
Bolsa Mexicana de Valores SAB de CV (B)	33,174	74,965
Cemex SAB de CV	366,838	167,898
Coca-Cola Femsa SAB de CV (B)	5,951	26,778
Coca-Cola Femsa SAB de CV, ADR	600	27,198
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	41,201	43,341
Corp. Inmobiliaria Vesta SAB de CV (B)	22,784	40,810
Dine SAB de CV (A)(B)	103,700	69,782
El Puerto de Liverpool SAB de CV, Series C1 (A)	5,226	17,387
Elementia SAB de CV (A)(C)	22,179	12,631
Fomento Economico Mexicano SAB de CV	11,440	82,643
Genomma Lab Internacional SAB de CV, Class B (A)	55,254	54,132
Gentera SAB de CV (A)	80,333	34,581
Gruma SAB de CV, Class B	11,725	129,600
Grupo Aeroportuario del Centro Norte SAB de CV (A)	21,262	123,667
Grupo Aeroportuario del Pacifico SAB de CV, ADR (A)	1,455	148,454
Grupo Aeroportuario del Sureste SAB de CV, ADR (A)	882	131,859
Grupo Bimbo SAB de CV, Series A	38,348	81,154
Grupo Carso SAB de CV, Series A1	10,209	23,287
Grupo Cementos de Chihuahua SAB de CV (B)	8,843	46,288
Grupo Comercial Chedraui SA de CV	18,846	26,418
Grupo Elektra SAB de CV	2,717	174,977
Grupo Financiero Banorte SAB de CV, Series O (A)	85,525	425,842
Grupo Financiero Inbursa SAB de CV, Series O (A)	41,050	40,014
Grupo Gigante SAB de CV (A)	166,920	213,087
Grupo Herdez SAB de CV (B)	9,671	18,969
Grupo Hotelero Santa Fe SAB de CV (A)(B)	83,186	16,423
Grupo Industrial Saltillo SAB de CV (A)	50,407	64,847
Grupo KUO SAB de CV, Series B	136,788	318,108
Grupo Lala SAB de CV	23,373	16,191
Grupo Mexico SAB de CV, Series B	92,562	336,627
Grupo Pochteca SAB de CV (A)	20,836	6,072
Grupo Sanborns SAB de CV	187,200	163,207
Grupo Simec SAB de CV, Series B (B)	12,062	39,385
Grupo Sports World SAB de CV (A)	31,694	12,985
Grupo Televisa SAB (A)	165,953	266,786
Hoteles City Express SAB de CV (A)(B)	17,674	5,684
Industrias Bachoco SAB de CV, Series B (B)	7,795	26,956
Industrias CH SAB de CV, Series B	14,379	61,542
Industrias Penoles SAB de CV	5,693	83,208
Infraestructura Energetica Nova SAB de CV (A)(B)	15,405	54,904
Kimberly-Clark de Mexico SAB de CV, Class A	48,936	77,580
La Comer SAB de CV	12,689	26,244
Megacable Holdings SAB de CV	37,270	135,911
Minera Frisco SAB de CV, Series A1 (A)	210,063	39,497
Minera Frisco SAB de CV, Series A2 (A)(B)	344,499	64,774
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Mexico (continued)
Nemak SAB de CV (C)	27,159	$8,775
Orbia Advance Corp. SAB de CV	93,045	192,027
Organizacion Cultiba SAB de CV (A)	45,332	34,296
Organizacion Soriana SAB de CV, Series B (A)(B)	819,149	697,139
Promotora y Operadora de Infraestructura SAB de CV	5,862	46,898
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	22,319
Qualitas Controladora SAB de CV	12,704	61,709
Regional SAB de CV (A)	17,949	76,538
Telesites SAB de CV (A)	99,552	98,713
Unifin Financiera SAB de CV (A)	10,229	12,694
Vitro SAB de CV, Series A (A)	21,684	32,724
Wal-Mart de Mexico SAB de CV	97,687	257,144
Netherlands 0.0%		35,660
VEON, Ltd., ADR	24,593	35,660
Peru 0.1%		297,682
Cementos Pacasmayo SAA, ADR (B)	4,994	45,096
Cia de Minas Buenaventura SAA, ADR (A)	2,497	27,717
Credicorp, Ltd.	1,460	224,709
Fossal SAA, ADR (A)	633	160
Philippines 1.2%		2,855,737
8990 Holdings, Inc. (A)	111,700	20,639
Aboitiz Equity Ventures, Inc.	50,150	44,115
Aboitiz Power Corp.	37,100	19,799
ACR Mining Corp. (A)(D)	3,145	1,171
Alliance Global Group, Inc. (A)	165,600	33,756
Apex Mining Company, Inc. (A)	251,000	9,371
Atlas Consolidated Mining & Development Corp. (A)	78,800	9,045
Ayala Corp.	2,120	36,433
Ayala Land, Inc.	191,300	151,277
Bank of the Philippine Islands	14,300	24,781
BDO Unibank, Inc.	55,472	119,333
Belle Corp.	887,000	29,540
Bloomberry Resorts Corp.	237,900	44,202
Cebu Air, Inc. (A)	20,490	20,029
Century Pacific Food, Inc.	56,050	20,439
China Banking Corp.	182,335	98,522
COL Financial Group, Inc.	10,000	5,820
Cosco Capital, Inc.	248,400	29,813
D&L Industries, Inc.	183,300	26,848
DMCI Holdings, Inc.	313,100	36,544
DoubleDragon Properties Corp. (A)	86,110	26,290
Eagle Cement Corp. (A)	35,100	11,260
Emperador, Inc.	193,500	40,564
Filinvest Land, Inc.	909,750	21,559
First Philippine Holdings Corp.	30,300	41,708
Global Ferronickel Holdings, Inc. (A)	297,000	12,961
Globe Telecom, Inc.	895	36,220
GT Capital Holdings, Inc.	2,746	33,113
Integrated Micro-Electronics, Inc. (A)	67,155	10,328
International Container Terminal Services, Inc.	25,400	61,825
JG Summit Holdings, Inc.	54,967	74,891
Jollibee Foods Corp.	15,620	61,418
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
Philippines (continued)
LT Group, Inc.	136,600	$37,631
Manila Electric Company	5,260	30,753
Max's Group, Inc.	52,200	8,131
Megawide Construction Corp.	57,870	11,400
Megaworld Corp. (A)	515,500	41,133
Metro Pacific Investments Corp.	465,300	39,623
Metropolitan Bank & Trust Company	28,144	28,110
Nickel Asia Corp.	347,160	32,870
Petron Corp.	316,900	28,057
Philex Mining Corp.	67,800	6,644
Philippine National Bank (A)	40,319	25,128
Phoenix Petroleum Philippines, Inc.	100,600	26,813
Pilipinas Shell Petroleum Corp. (A)	33,380	13,750
PLDT, Inc.	3,255	88,954
Puregold Price Club, Inc.	40,400	35,409
RFM Corp.	101,000	9,831
Rizal Commercial Banking Corp.	184,093	71,991
Robinsons Land Corp.	147,196	51,052
Robinsons Retail Holdings, Inc.	27,050	38,237
San Miguel Corp.	28,434	75,778
San Miguel Food and Beverage, Inc.	21,830	30,683
Security Bank Corp.	10,247	26,589
Semirara Mining & Power Corp.	82,220	21,184
SM Investments Corp.	1,650	33,335
SM Prime Holdings, Inc.	191,904	143,875
The Philippine Stock Exchange, Inc. (A)	12,074	39,928
Top Frontier Investment Holdings, Inc. (A)	24,482	72,640
Union Bank of the Philippines	300,071	418,068
Universal Robina Corp.	26,980	79,813
Vista Land & Lifescapes, Inc.	295,200	29,128
Vistamalls, Inc.	172,400	16,967
Wilcon Depot, Inc.	76,500	28,618
Poland 0.7%		1,824,282
Agora SA (A)	4,481	8,020
Alior Bank SA (A)	6,720	29,927
Amica SA	740	28,885
Apator SA	4,522	27,155
Asseco Poland SA	858	15,168
Bank Handlowy w Warszawie SA (A)	1,958	17,766
Bank Millennium SA (A)	25,326	18,986
Bank Polska Kasa Opieki SA (A)	1,680	25,429
Budimex SA	902	65,937
CCC SA (A)	1,846	30,953
CD Projekt SA (A)	767	79,649
Ciech SA (A)	2,152	17,141
Cyfrowy Polsat SA	9,812	69,886
Dino Polska SA (A)(C)	1,218	82,044
Dom Development SA	481	12,861
Enea SA (A)	18,050	26,161
Eurocash SA (A)	6,185	23,540
Famur SA (A)	18,129	7,994
Firma Oponiarska Debica SA	1,550	32,014
Globe Trade Centre SA (A)	16,195	29,774
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Poland (continued)
Grupa Azoty SA (A)	2,417	$16,170
Grupa Kety SA	883	109,111
Grupa Lotos SA	5,837	53,691
Inter Cars SA (A)	1,150	73,292
Jastrzebska Spolka Weglowa SA (A)	2,183	14,300
KGHM Polska Miedz SA (A)	4,674	186,090
KRUK SA (A)	617	23,360
LPP SA (A)	47	86,318
Lubelski Wegiel Bogdanka SA (A)	888	4,413
mBank SA (A)	266	10,688
Netia SA (A)	53,777	65,584
Orange Polska SA (A)	32,489	54,655
PGE Polska Grupa Energetyczna SA (A)	22,745	34,926
Polski Koncern Naftowy ORLEN SA	9,367	138,329
Polskie Gornictwo Naftowe i Gazownictwo SA	37,755	48,199
Powszechna Kasa Oszczednosci Bank Polski SA (A)	11,661	82,050
Powszechny Zaklad Ubezpieczen SA (A)	11,394	76,434
Santander Bank Polska SA (A)	752	34,985
Tauron Polska Energia SA (A)	63,876	36,389
Warsaw Stock Exchange	2,268	26,008
Romania 0.0%		98,745
NEPI Rockcastle PLC	19,523	98,745
Russia 0.9%		2,144,863
Etalon Group PLC, GDR	2,625	4,195
Gazprom PJSC, ADR (London Stock Exchange)	29,895	137,923
Globaltrans Investment PLC, GDR	4,853	27,772
LUKOIL PJSC, ADR	6,209	399,706
Magnitogorsk Iron & Steel Works PJSC, GDR	5,310	36,438
Mail.Ru Group, Ltd., GDR (A)	1,119	32,234
MMC Norilsk Nickel PJSC, ADR	9,842	272,955
Mobile TeleSystems PJSC, ADR	11,577	99,910
Novatek PJSC, GDR	244	37,541
Novolipetsk Steel PJSC, GDR	1,943	48,069
PhosAgro PJSC, GDR	4,506	57,554
Polyus PJSC, GDR	827	78,235
Ros Agro PLC, GDR	1,484	15,800
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	29,617	171,341
Rostelecom PJSC, ADR	3,714	27,664
RusHydro PJSC, ADR	28,619	28,198
Sberbank of Russia PJSC, ADR	26,131	348,326
Severstal PJSC, GDR	3,573	51,956
Tatneft PJSC, ADR	3,440	129,550
VTB Bank PJSC, GDR	56,984	52,214
X5 Retail Group NV, GDR	2,439	87,282
South Africa 3.9%		9,526,875
Absa Group, Ltd.	31,862	225,341
Advtech, Ltd. (A)	63,637	39,138
AECI, Ltd.	10,137	55,767
African Rainbow Minerals, Ltd.	10,363	160,266
Afrimat, Ltd.	11,544	30,908
Alexander Forbes Group Holdings, Ltd.	77,526	19,420
Allied Electronics Corp., Ltd., A Shares	15,865	31,349
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
South Africa (continued)
Anglo American Platinum, Ltd.	1,586	$115,042
AngloGold Ashanti, Ltd.	7,245	155,370
AngloGold Ashanti, Ltd., ADR	4,794	103,886
Aspen Pharmacare Holdings, Ltd. (A)	19,369	153,827
Astral Foods, Ltd.	3,430	29,773
AVI, Ltd.	19,562	89,691
Barloworld, Ltd.	19,494	87,635
Bid Corp., Ltd.	10,651	191,219
Blue Label Telecoms, Ltd. (A)	73,110	18,569
Capitec Bank Holdings, Ltd. (A)	1,980	165,342
Cashbuild, Ltd.	1,875	31,554
Caxton & CTP Publishers & Printers, Ltd. (A)	83,154	23,158
City Lodge Hotels, Ltd.	56,378	11,367
Clicks Group, Ltd.	11,312	170,804
Coronation Fund Managers, Ltd.	17,193	46,731
Curro Holdings, Ltd.	9,885	6,065
DataTec, Ltd. (A)	15,352	25,402
Dis-Chem Pharmacies, Ltd. (A)(C)	12,218	15,843
Discovery, Ltd.	21,150	167,534
Distell Group Holdings, Ltd.	2,740	16,788
Exxaro Resources, Ltd.	18,381	140,627
Famous Brands, Ltd.	5,195	15,816
FirstRand, Ltd.	166,772	489,120
Gold Fields, Ltd., ADR	51,236	446,266
Harmony Gold Mining Company, Ltd., ADR (A)	34,532	145,380
Impala Platinum Holdings, Ltd.	30,840	322,686
Imperial Logistics, Ltd.	16,702	41,664
Investec, Ltd.	14,490	35,172
Italtile, Ltd.	38,046	34,975
JSE, Ltd.	3,574	27,966
KAP Industrial Holdings, Ltd. (A)	207,408	37,582
Kumba Iron Ore, Ltd.	2,793	94,928
Liberty Holdings, Ltd.	13,913	53,429
Life Healthcare Group Holdings, Ltd.	132,612	134,853
Long4Life, Ltd. (A)	66,103	13,433
Massmart Holdings, Ltd. (A)	16,996	41,948
Metair Investments, Ltd.	21,395	23,897
MiX Telematics, Ltd., ADR	2,273	22,662
Momentum Metropolitan Holdings	83,965	83,820
Motus Holdings, Ltd. (A)	12,498	46,414
Mpact, Ltd.	16,883	12,488
Mr. Price Group, Ltd.	12,178	127,325
MTN Group, Ltd.	64,641	277,589
MultiChoice Group	21,699	181,395
Murray & Roberts Holdings, Ltd. (A)	132,715	65,630
Naspers, Ltd., N Shares	2,852	573,357
Nedbank Group, Ltd.	20,552	162,003
Netcare, Ltd.	97,823	77,766
Ninety One, Ltd. (A)	7,245	20,376
Northam Platinum, Ltd. (A)	19,294	219,104
Oceana Group, Ltd.	6,345	26,841
Old Mutual, Ltd.	159,091	119,496
Omnia Holdings, Ltd. (A)	25,387	77,030
Pepkor Holdings, Ltd. (C)	13,093	11,519
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa (continued)
Pick n Pay Stores, Ltd.	22,607	$73,962
PPC, Ltd. (A)	133,079	6,915
PSG Group, Ltd.	7,268	26,433
Raubex Group, Ltd.	23,582	37,653
RCL Foods, Ltd.	10,269	5,300
Reunert, Ltd.	18,429	42,841
Royal Bafokeng Platinum, Ltd. (A)	18,821	78,041
Sanlam, Ltd.	52,020	185,319
Santam, Ltd.	2,914	46,253
Sappi, Ltd. (A)	59,840	111,645
Sasol, Ltd. (A)	20,349	157,924
Shoprite Holdings, Ltd.	24,189	200,042
Sibanye Stillwater, Ltd., ADR	22,108	295,584
Spur Corp., Ltd.	10,915	13,335
Standard Bank Group, Ltd.	68,376	534,377
Sun International, Ltd. (A)	35,294	31,093
Super Group, Ltd. (A)	32,550	50,653
Telkom SA SOC, Ltd.	31,617	64,240
The Bidvest Group, Ltd.	20,801	218,066
The Foschini Group, Ltd.	23,652	149,689
The SPAR Group, Ltd.	10,952	134,388
Tiger Brands, Ltd.	11,117	140,838
Tongaat Hulett Pvt, Ltd. (A)	16,506	7,933
Transaction Capital, Ltd.	37,010	57,403
Truworths International, Ltd.	25,703	59,297
Tsogo Sun Gaming, Ltd.	46,649	15,482
Vodacom Group, Ltd.	28,952	229,768
Wilson Bayly Holmes-Ovcon, Ltd. (A)	5,300	34,672
Woolworths Holdings, Ltd.	55,674	125,383
South Korea 14.8%		36,158,894
Able C&C Company, Ltd. (A)	359	2,459
Advanced Cosmeceutical Technology Company, Ltd. (A)(D)	724	2,931
Advanced Process Systems Corp.	1,012	21,649
Aekyung Petrochemical Company, Ltd.	1,138	9,706
AfreecaTV Company, Ltd.	660	34,496
Ahnlab, Inc.	288	16,485
Ajin Industrial Company, Ltd. (A)	2,965	8,109
AK Holdings, Inc.	593	11,232
ALUKO Company, Ltd. (A)	3,314	13,437
Amorepacific Corp.	521	84,126
AMOREPACIFIC Group	901	42,728
Aprogen KIC, Inc. (A)	1,612	3,265
Aurora World Corp.	555	4,590
Austem Company, Ltd.	1,208	3,343
Baiksan Company, Ltd.	1,511	7,298
Bcworld Pharm Company, Ltd.	17	354
BGF Company, Ltd.	2,408	10,177
BGF retail Company, Ltd.	358	40,657
BH Company, Ltd. (A)	1,811	36,638
Binex Company, Ltd. (A)	1,385	36,998
Binggrae Company, Ltd.	278	13,966
BioSmart Company, Ltd.	1,334	9,951
BIT Computer Company, Ltd.	489	5,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
South Korea (continued)
BNK Financial Group, Inc.	10,877	$55,337
Boditech Med, Inc.	681	16,484
Bookook Securities Company, Ltd.	368	7,560
Boryung Pharmaceutical Company, Ltd.	635	11,822
Bosung Power Technology Company, Ltd. (A)	1,899	3,550
Busan City Gas Company, Ltd.	186	8,497
Byucksan Corp. (A)	3,406	6,454
Capro Corp. (A)	3,485	13,245
Caregen Company, Ltd.	219	12,977
Cell Biotech Company, Ltd.	375	6,682
Celltrion Pharm, Inc. (A)	244	41,730
Celltrion, Inc. (A)	2,203	677,676
Cheil Worldwide, Inc.	2,237	41,983
Chemtronics Company, Ltd.	1,041	17,656
Cheryong Electric Company, Ltd.	496	2,300
ChinHung International, Inc. (A)	1,998	4,723
Choa Pharmaceutical Company (A)	887	4,032
Chong Kun Dang Pharmaceutical Corp.	378	59,495
Chongkundang Holdings Corp.	208	20,916
Chosun Refractories Company, Ltd.	99	7,303
Chungdahm Learning, Inc.	580	10,631
CJ CGV Company, Ltd. (A)	1,078	22,313
CJ CheilJedang Corp.	394	128,897
CJ Corp.	1,166	83,297
CJ ENM Company, Ltd.	738	88,847
CJ Freshway Corp.	785	13,603
CJ Logistics Corp. (A)	437	65,556
Clean & Science Company, Ltd.	436	11,677
CMG Pharmaceutical Company, Ltd. (A)	4,018	17,330
Com2uSCorp	423	51,345
Coreana Cosmetics Company, Ltd. (A)	428	1,956
Cosmax, Inc.	417	36,006
Cosmochemical Company, Ltd. (A)	950	7,823
Coway Company, Ltd. (A)	1,927	121,119
COWELL FASHION Company, Ltd.	3,245	16,590
CS Wind Corp.	207	24,107
CTC BIO, Inc. (A)	644	4,570
Cuckoo Holdings Company, Ltd.	129	11,155
Cuckoo Homesys Company, Ltd.	761	27,371
D.I. Corp.	851	3,171
Dae Dong Industrial Company, Ltd.	657	4,078
Dae Han Flour Mills Company, Ltd.	120	16,189
Dae Won Kang Up Company, Ltd.	3,502	12,477
Dae Young Packaging Company, Ltd. (A)	4,196	7,002
Daea TI Company, Ltd.	1,930	10,488
Daehan New Pharm Company, Ltd. (A)	1,118	13,306
Daehan Steel Company, Ltd.	1,190	9,957
Daejoo Electronic Materials Company, Ltd. (A)	405	17,504
Daekyo Company, Ltd.	3,192	10,612
Daelim Construction Company, Ltd.	32	805
Daelim Industrial Company, Ltd.	1,592	115,219
Daesang Corp.	1,153	25,659
Daesang Holdings Company, Ltd.	1,433	12,775
Daewon Cable Company, Ltd. (A)	2,197	2,087
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Daewon Pharmaceutical Company, Ltd.	679	$11,830
Daewon San Up Company, Ltd.	1,661	8,540
Daewoo Engineering & Construction Company, Ltd. (A)	10,866	34,356
Daewoong Company, Ltd.	1,309	30,406
Daewoong Pharmaceutical Company, Ltd.	135	12,621
Daihan Pharmaceutical Company, Ltd.	428	12,083
Daishin Securities Company, Ltd.	1,799	22,335
Daou Data Corp.	1,820	20,654
Daou Technology, Inc.	1,699	33,114
Dasan Networks, Inc. (A)	946	11,338
Dawonsys Company, Ltd.	926	17,597
DB Financial Investment Company, Ltd.	3,443	14,409
DB HiTek Company, Ltd.	2,268	72,835
DB Insurance Company, Ltd.	4,749	188,830
DB, Inc. (A)	6,345	4,220
Deutsch Motors, Inc. (A)	2,601	14,326
DGB Financial Group, Inc.	6,891	45,387
DHP Korea Company, Ltd.	549	3,911
DI Dong Il Corp.	112	8,932
DIO Corp. (A)	618	17,593
Dong A Eltek Company, Ltd.	876	6,409
Dong-A ST Company, Ltd.	230	18,185
Dong-Ah Geological Engineering Company, Ltd.	855	12,429
Dongjin Semichem Company, Ltd.	1,855	51,872
DongKook Pharmaceutical Company, Ltd.	1,780	41,348
Dongkuk Steel Mill Company, Ltd. (A)	7,284	48,964
Dongsuh Companies, Inc.	1,160	35,689
DONGSUNG Corp.	982	3,949
Dongsung Finetec Company, Ltd.	639	6,904
Dongwon F&B Company, Ltd.	69	11,110
Dongwon Industries Company, Ltd.	102	20,008
Dongwon Systems Corp.	324	8,864
Doosan Bobcat, Inc.	2,428	66,214
Doosan Company, Ltd.	217	10,853
Doosan Fuel Cell Company, Ltd. (A)	727	32,772
Doosan Heavy Industries & Construction Company, Ltd. (A)	10,131	153,431
Doosan Infracore Company, Ltd. (A)	12,806	94,616
Doosan Solus Company, Ltd. (A)	400	18,559
DoubleUGames Company, Ltd.	350	18,555
Douzone Bizon Company, Ltd.	941	89,843
Duk San Neolux Company, Ltd. (A)	786	22,417
DY POWER Corp.	1,051	11,129
e Tec E&C, Ltd. (D)	168	16,108
Easy Bio, Inc. (A)	570	19,776
Easy Holdings Company, Ltd.	4,626	17,286
Ecopro Company, Ltd.	781	32,161
Ehwa Technologies Information Company, Ltd. (A)	41,722	5,667
E-MART, Inc.	688	95,671
EM-Tech Company, Ltd. (A)	1,048	11,590
EMW Company, Ltd. (A)(D)	8,120	15,300
Eo Technics Company, Ltd.	333	31,055
Estechpharma Company, Ltd.	422	4,965
Eugene Corp.	3,338	13,659
Eugene Investment & Securities Company, Ltd.	7,899	28,271
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
South Korea (continued)
F&F Company, Ltd.	346	$26,672
Feelux Company, Ltd. (A)	1,369	6,561
Fila Holdings Corp.	2,543	94,762
Fine Semitech Corp.	1,833	40,027
Foosung Company, Ltd.	2,863	24,982
Fursys, Inc.	336	8,946
Gabia, Inc.	1,060	12,419
Gamevil, Inc. (A)	325	9,717
Geumhwa PSC Company, Ltd.	327	8,371
GNCO Company, Ltd. (A)	3,240	3,280
GOLFZON Company, Ltd.	304	19,112
Grand Korea Leisure Company, Ltd.	2,113	29,019
Green Cross Cell Corp.	117	4,514
Green Cross Corp.	186	60,479
Green Cross Holdings Corp.	976	31,586
GS Engineering & Construction Corp.	3,970	113,692
GS Global Corp. (A)	4,428	7,643
GS Holdings Corp.	4,475	141,422
GS Home Shopping, Inc.	189	23,464
GS Retail Company, Ltd.	1,539	46,908
Halla Holdings Corp.	659	21,783
Hana Financial Group, Inc.	7,654	232,634
Hana Tour Service, Inc.	594	28,441
Hanall Biopharma Company, Ltd. (A)	1,203	37,992
Hancom, Inc. (A)	1,410	22,529
Handok, Inc.	440	12,198
Handsome Company, Ltd.	592	15,698
Hanil Cement Company, Ltd.	130	10,841
Hanil Holdings Company, Ltd.	261	12,499
Hanil Hyundai Cement Company, Ltd.	101	2,365
Hanjin Heavy Industries & Construction Company, Ltd. (A)	3,306	26,223
Hanjin Transportation Company, Ltd.	574	25,440
Hankook Shell Oil Company, Ltd.	74	17,543
Hankook Tire & Technology Company, Ltd.	4,477	132,522
Hanmi Pharm Company, Ltd.	190	61,692
Hanmi Science Company, Ltd.	363	23,095
HanmiGlobal Company, Ltd.	473	4,193
Hanon Systems	7,452	101,588
Hans Biomed Corp. (A)	412	4,601
Hansae Company, Ltd.	698	10,534
Hansae Yes24 Holdings Company, Ltd.	769	4,466
Hanshin Construction Company, Ltd.	985	13,237
Hansol Chemical Company, Ltd.	596	84,230
Hansol Holdings Company, Ltd. (A)	3,396	11,090
Hansol Paper Company, Ltd.	1,635	20,932
Hanssem Company, Ltd.	268	23,605
Hanwha Aerospace Company, Ltd. (A)	1,538	36,660
Hanwha Corp.	1,297	30,284
Hanwha General Insurance Company, Ltd. (A)	6,667	23,531
Hanwha Investment & Securities Company, Ltd. (A)	11,414	21,910
Hanwha Life Insurance Company, Ltd.	25,921	48,419
Hanwha Solutions Corp.	3,641	157,065
Hanyang Eng Company, Ltd.	1,161	13,976
Hanyang Securities Company, Ltd.	2	18
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Harim Holdings Company, Ltd.	2,199	$13,811
HB Technology Company, Ltd.	4,557	8,506
HDC I-Controls Company, Ltd.	262	2,257
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	8,032	20,898
Hite Jinro Company, Ltd.	899	25,996
Hitejinro Holdings Company, Ltd.	5	71
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	4,078
HLB, Inc. (A)	519	42,676
HMM Company, Ltd. (A)	10,849	130,795
Homecast Company, Ltd. (A)	1,134	3,256
Hotel Shilla Company, Ltd.	1,652	118,852
HS Industries Company, Ltd.	3,265	21,266
HS R&A Company, Ltd.	5,930	10,784
HSD Engine Company, Ltd. (A)	1,919	11,836
Huchems Fine Chemical Corp.	1,256	27,657
Hugel, Inc. (A)	171	30,502
Humax Company, Ltd. (A)	1,565	7,626
Humedix Company, Ltd.	475	10,335
Huons Company, Ltd.	638	36,157
Huons Global Company, Ltd.	600	16,796
Huvis Corp.	1,370	10,064
Huvitz Company, Ltd.	672	4,377
Hwa Shin Company, Ltd.	1,306	3,329
Hy-Lok Corp.	1,026	12,718
Hyosung Advanced Materials Corp. (A)	243	32,584
Hyosung Chemical Corp.	174	21,000
Hyosung Corp.	456	33,090
Hyosung Heavy Industries Corp. (A)	591	33,142
Hyosung TNC Company, Ltd.	189	31,586
Hyundai Bioscience Company, Ltd. (A)	1,208	12,353
Hyundai BNG Steel Company, Ltd.	218	1,735
Hyundai Construction Equipment Company, Ltd. (A)	1,282	39,338
Hyundai Corp.	702	9,441
Hyundai Corp. Holdings, Inc.	587	6,202
Hyundai Department Store Company, Ltd.	380	24,314
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	16,030
Hyundai Elevator Company, Ltd.	946	34,224
Hyundai Engineering & Construction Company, Ltd.	2,493	75,607
Hyundai Glovis Company, Ltd.	1,062	171,081
Hyundai Greenfood Company, Ltd.	3,412	25,875
Hyundai Heavy Industries Holdings Company, Ltd.	230	57,967
Hyundai Home Shopping Network Corp.	441	29,095
Hyundai Livart Furniture Company, Ltd.	1,313	17,479
Hyundai Marine & Fire Insurance Company, Ltd.	5,989	120,888
Hyundai Mipo Dockyard Company, Ltd.	934	40,055
Hyundai Mobis Company, Ltd.	1,189	262,471
Hyundai Motor Company	2,149	353,076
Hyundai Pharmaceutical Company, Ltd. (A)	1,136	6,671
Hyundai Steel Company	2,774	79,762
Hyundai Telecommunication Company, Ltd.	353	2,351
Hyundai Wia Corp.	1,183	50,401
IHQ, Inc. (A)	4,680	6,612
Il Dong Pharmaceutical Company, Ltd. (A)	2,377	42,100
Iljin Diamond Company, Ltd.	359	16,741
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
South Korea (continued)
Iljin Materials Company, Ltd.	546	$23,138
Ilshin Spinning Company, Ltd.	170	11,337
Ilyang Pharmaceutical Company, Ltd.	639	37,278
iMarketKorea, Inc.	1,567	12,849
Industrial Bank of Korea	10,089	84,594
Innocean Worldwide, Inc.	383	20,172
Innox Advanced Materials Company, Ltd. (A)	756	30,863
Inscobee, Inc. (A)	4,497	9,545
Insun ENT Company, Ltd. (A)	1,874	17,257
Interojo Company, Ltd.	1,072	20,864
Interpark Corp.	2,562	5,219
INTOPS Company, Ltd.	1,885	38,449
IS Dongseo Company, Ltd.	1,458	59,183
i-SENS, Inc.	526	12,850
ISU Chemical Company, Ltd.	1,487	18,938
IsuPetasys Company, Ltd.	1,131	4,306
It's Hanbul Company, Ltd.	350	8,713
Jahwa Electronics Company, Ltd. (A)	827	12,647
Jayjun Cosmetic Company, Ltd. (A)	1,190	2,746
JB Financial Group Company, Ltd.	11,063	54,561
Jcontentree Corp. (A)	206	5,406
Jeil Savings Bank (A)(D)	1,850	0
Jusung Engineering Company, Ltd.	2,598	18,313
JVM Company, Ltd.	109	3,892
JW Life Science Corp.	981	16,982
JW Pharmaceutical Corp.	597	18,376
JYP Entertainment Corp.	1,091	37,300
Kakao Corp.	294	97,984
Kanglim Company, Ltd. (A)	1,810	3,050
Kangwon Land, Inc.	2,324	47,150
KAON Media Company, Ltd.	349	1,978
KB Financial Group, Inc.	14,219	587,816
KC Company, Ltd.	858	19,336
KC Tech Company, Ltd.	460	10,117
KCC Corp.	194	29,376
KCC Engineering & Construction Company, Ltd.	812	5,545
KCC Glass Corp. (A)	183	6,101
KEPCO Engineering & Construction Company, Inc.	427	6,373
KEPCO Plant Service & Engineering Company, Ltd.	1,384	36,313
KEYEAST Company, Ltd. (A)	1,106	11,198
Kginicis Company, Ltd.	1,735	31,346
KGMobilians Company, Ltd.	1,431	13,992
KH Vatec Company, Ltd. (A)	1,223	20,535
Kia Motors Corp.	9,604	502,330
KISCO Holdings Company, Ltd.	939	11,893
KIWOOM Securities Company, Ltd.	814	91,112
KMH Company, Ltd.	601	13,265
KMW Company, Ltd. (A)	436	28,961
Koentec Company, Ltd.	2,009	16,483
Koh Young Technology, Inc.	486	41,205
Kolmar BNH Company, Ltd.	589	26,749
Kolmar Korea Holdings Company, Ltd.	571	12,643
Kolon Industries, Inc.	1,191	44,797
Korea Aerospace Industries, Ltd.	1,205	25,253
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Korea Asset In Trust Company, Ltd.	9,150	$32,755
Korea Autoglass Corp.	1,054	15,720
Korea Circuit Company, Ltd. (A)	1,133	14,480
Korea Electric Power Corp. (A)	7,825	151,510
Korea Electric Terminal Company, Ltd.	438	22,890
Korea Gas Corp.	1,625	41,544
Korea Investment Holdings Company, Ltd.	2,507	167,818
Korea Line Corp. (A)	14,200	38,439
Korea Materials & Analysis Corp. (A)	1,090	1,673
Korea Petrochemical Industrial Company, Ltd.	246	54,264
Korea Real Estate Investment & Trust Company, Ltd.	13,600	22,692
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	826	76,874
Korea United Pharm, Inc.	348	16,472
Korea Zinc Company, Ltd.	267	91,772
Korean Air Lines Company, Ltd. (A)	4,932	113,479
Korean Reinsurance Company	5,180	36,248
Kortek Corp.	1,000	8,066
KPM Tech Company, Ltd. (A)	4,649	14,663
KPX Chemical Company, Ltd.	134	6,415
KT Corp.	1,250	27,377
KT Skylife Company, Ltd.	2,656	21,562
KT&G Corp.	2,995	223,496
Kukdo Chemical Company, Ltd.	223	10,182
Kumho Industrial Company, Ltd.	1,164	10,787
Kumho Petrochemical Company, Ltd.	1,219	153,369
Kumho Tire Company, Inc. (A)	6,125	21,436
Kwang Dong Pharmaceutical Company, Ltd.	1,959	18,302
Kyeryong Construction Industrial Company, Ltd.	847	18,273
Kyongbo Pharmaceutical Company, Ltd.	455	4,748
Kyung Dong Navien Company, Ltd.	334	16,048
Kyungbang Company, Ltd.	1,157	12,346
Kyung-In Synthetic Corp.	2,070	13,747
L&F Company, Ltd.	744	33,897
Leaders Cosmetics Company, Ltd. (A)	484	1,747
LEENO Industrial, Inc.	515	57,044
LF Corp.	1,828	24,320
LG Chem, Ltd.	778	565,296
LG Corp.	1,585	101,099
LG Display Company, Ltd., ADR (A)	22,102	151,841
LG Electronics, Inc.	7,138	551,788
LG Hausys, Ltd.	473	32,277
LG HelloVision Company, Ltd.	2,843	9,906
LG Household & Health Care, Ltd.	264	360,870
LG Innotek Company, Ltd.	920	129,217
LG International Corp.	2,319	40,072
LG Uplus Corp.	10,357	111,846
LIG Nex1 Company, Ltd.	395	10,813
Lion Chemtech Company, Ltd.	824	5,749
Livefinancial Company, Ltd. (A)	1,085	1,431
Lock&Lock Company, Ltd. (A)	920	8,669
Lotte Chemical Corp.	334	85,083
Lotte Chilsung Beverage Company, Ltd.	242	21,739
Lotte Confectionery Company, Ltd.	114	10,609
Lotte Corp.	1,028	32,884
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
South Korea (continued)
LOTTE Fine Chemical Company, Ltd.	1,260	$62,616
Lotte Food Company, Ltd.	33	9,477
LOTTE Himart Company, Ltd.	604	17,157
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	12,230
Lotte Shopping Company, Ltd.	386	35,392
LS Corp.	896	51,269
LS Industrial Systems Company, Ltd.	999	49,906
Maeil Dairies Company, Ltd.	256	16,174
Maeil Holdings Company, Ltd.	480	3,763
Mando Corp.	2,262	99,415
Mcnex Company, Ltd.	1,165	38,420
Medience Company, Ltd. (A)(D)	476	1,805
Medytox, Inc.	1,274	257,935
Meerecompany, Inc.	737	26,877
MegaStudyEdu Company, Ltd.	785	27,110
Meritz Financial Group, Inc.	3,755	33,565
Meritz Fire & Marine Insurance Company, Ltd.	4,421	57,779
Meritz Securities Company, Ltd.	19,208	64,017
Mirae Asset Daewoo Company, Ltd.	10,763	92,195
Mirae Asset Life Insurance Company, Ltd.	6,888	24,557
MK Electron Company, Ltd.	1,581	13,922
Modetour Network, Inc.	724	12,706
Moorim P&P Company, Ltd.	2,438	7,859
Multicampus Company, Ltd.	178	5,485
MyungMoon Pharm Company, Ltd. (A)	1,061	6,292
Namhae Chemical Corp.	1,084	8,499
NAVER Corp.	1,670	420,437
NCSoft Corp.	251	184,433
NeoPharm Company, Ltd.	409	10,458
NEPES Corp.	1,076	31,221
Netmarble Corp. (A)(C)	311	35,179
New Power Plasma Company, Ltd. (A)	1,100	6,635
Nexen Corp.	3,411	13,573
Nexen Tire Corp.	4,056	21,023
NextEye Company, Ltd. (A)	397	634
NH Investment & Securities Company, Ltd.	3,814	37,061
NHN Corp. (A)	665	43,932
NHN KCP Corp.	1,022	61,825
NICE Holdings Company, Ltd.	1,125	19,770
Nice Information & Telecommunication, Inc.	598	14,434
NICE Information Service Company, Ltd.	1,825	35,328
NICE Total Cash Management Company, Ltd.	2,194	11,745
Nong Woo Bio Company, Ltd.	564	5,383
NongShim Company, Ltd.	117	30,385
NOROO Paint & Coatings Company, Ltd.	430	3,019
OCI Company, Ltd. (A)	554	34,692
Opto Device Technology Company, Ltd.	373	1,741
OPTRON-TEC, Inc.	2,457	16,771
Orion Holdings Corp.	1,265	15,063
Osstem Implant Company, Ltd. (A)	379	18,001
Ottogi Corp.	37	18,593
Paik Kwang Industrial Company, Ltd.	3,130	9,551
Pan Ocean Company, Ltd. (A)	9,495	36,419
Paradise Company, Ltd.	1,307	17,409
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Partron Company, Ltd.	4,282	$38,760
Pearl Abyss Corp. (A)	209	39,125
PHARMA RESEARCH PRODUCTS Company, Ltd.	170	9,099
Pharmicell Company, Ltd. (A)	1,235	22,897
PI Advanced Materials Company, Ltd.	558	16,503
PNE Solution Company, Ltd. (A)	529	9,747
Poonglim Industrial Company, Ltd. (A)(D)	276	20
Poongsan Corp.	1,263	31,321
Poongsan Holdings Corp.	406	10,243
POSCO	2,984	632,595
POSCO Chemical Company, Ltd.	513	42,510
Posco ICT Company, Ltd.	4,009	25,566
Posco International Corp.	3,312	39,766
Power Logics Company, Ltd.	1,809	14,391
PSK, Inc.	1,236	41,296
Pulmuone Company, Ltd.	2,010	29,177
Pyeong Hwa Automotive Company, Ltd.	901	6,680
RFHIC Corp.	538	18,290
S&T Dynamics Company, Ltd.	3,603	18,510
S&T Holdings Company, Ltd.	302	4,029
S&T Motiv Company, Ltd.	643	28,892
S-1 Corp.	1,084	77,320
Sam Chun Dang Pharm Company, Ltd.	567	29,842
Sam Young Electronics Company, Ltd.	1,158	9,774
Sam Yung Trading Company, Ltd.	1,857	23,099
Sambon Electronics Company, Ltd. (A)	1,293	2,254
Samho Development Company, Ltd.	1,773	6,596
Samick THK Company, Ltd.	534	5,368
Samjin Pharmaceutical Company, Ltd.	502	13,068
Sammok S-Form Company, Ltd.	1,048	7,202
SAMPYO Cement Company, Ltd.	2,549	8,838
Samsung Biologics Company, Ltd. (A)(C)	97	68,906
Samsung C&T Corp.	1,210	131,862
Samsung Card Company, Ltd.	1,362	40,744
Samsung Electro-Mechanics Company, Ltd.	2,070	292,055
Samsung Electronics Company, Ltd.	189,325	11,412,654
Samsung Engineering Company, Ltd. (A)	7,831	96,470
Samsung Fire & Marine Insurance Company, Ltd.	1,597	271,176
Samsung Heavy Industries Company, Ltd. (A)	16,315	100,563
Samsung Life Insurance Company, Ltd.	1,324	85,238
Samsung Pharmaceutical Company, Ltd. (A)(B)	3,416	11,946
Samsung SDI Company, Ltd.	366	176,704
Samsung SDS Company, Ltd.	912	142,796
Samsung Securities Company, Ltd.	2,538	90,332
SAMT Company, Ltd.	5,773	12,369
Samwha Capacitor Company, Ltd.	526	27,870
Samyang Corp.	486	22,965
Samyang Foods Company, Ltd.	292	26,793
Samyang Holdings Corp.	435	26,517
Sang-A Frontec Company, Ltd.	430	17,244
Sangsangin Company, Ltd.	3,162	18,496
Sangsin Energy Display Precision Company, Ltd.	990	11,717
SaraminHR Company, Ltd.	326	7,540
SBS Media Holdings Company, Ltd. (A)	945	1,534
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
South Korea (continued)
Seah Besteel Corp.	1,593	$14,834
SeAH Holdings Corp.	94	6,528
Sebang Company, Ltd.	1,104	10,274
Sebang Global Battery Company, Ltd.	496	19,701
Seegene, Inc.	706	120,997
Sejong Industrial Company, Ltd.	995	7,719
Seobu T&D (A)	4,436	27,940
Seohan Company, Ltd.	9,774	14,297
Seojin System Company, Ltd.	696	30,170
Seoul Semiconductor Company, Ltd.	1,598	27,155
SEOWONINTECH Company, Ltd.	540	3,297
Seoyon E-Hwa Company, Ltd.	105	470
Sewon Cellontech Company, Ltd. (A)	2,245	5,630
SEWOONMEDICAL Company, Ltd.	1,931	10,522
SFA Engineering Corp.	833	28,272
SFA Semicon Company, Ltd. (A)	6,891	33,216
SH Energy & Chemical Company, Ltd. (A)	2,681	2,041
Shindaeyang Paper Company, Ltd.	237	13,918
Shinhan Financial Group Company, Ltd.	14,173	417,337
Shinhan Financial Group Company, Ltd., ADR (B)	2,734	81,473
Shinsegae Engineering & Construction Company, Ltd.	261	5,280
Shinsegae Food Company, Ltd.	212	11,720
Shinsegae International, Inc.	109	15,608
Shinsegae, Inc.	416	86,503
Shinyoung Securities Company, Ltd.	686	32,698
Silicon Works Company, Ltd.	652	27,750
SIMMTECH Company, Ltd.	1,953	35,061
SK Chemicals Company, Ltd.	223	85,919
SK D&D Company, Ltd.	481	19,626
SK Discovery Company, Ltd.	834	51,083
SK Gas, Ltd.	462	44,557
SK Holdings Company, Ltd.	801	152,947
SK Hynix, Inc.	22,693	1,999,671
SK Innovation Company, Ltd.	929	145,249
SK Materials Company, Ltd.	267	62,617
SK Networks Company, Ltd.	9,038	39,306
SK Securities Company, Ltd.	33,889	24,734
SK Telecom Company, Ltd.	644	137,811
SKC Company, Ltd.	667	54,154
SL Corp.	916	13,667
SM Entertainment Company, Ltd. (A)	668	17,903
S-MAC Company, Ltd. (A)	13,579	23,217
S-Oil Corp.	823	51,354
Songwon Industrial Company, Ltd.	862	11,051
Soulbrain Company, Ltd. (A)	201	46,361
Soulbrain Holdings Company, Ltd.	248	9,680
SPC Samlip Company, Ltd.	232	14,795
Spigen Korea Company, Ltd.	296	17,160
Ssangyong Cement Industrial Company, Ltd. (D)	4,522	22,680
ST Pharm Company, Ltd. (A)	358	25,565
Suheung Company, Ltd.	920	40,748
SundayToz Corp. (A)	201	3,881
Sungshin Cement Company, Ltd.	1,538	9,644
Sungwoo Hitech Company, Ltd.	6,093	21,850
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Sunjin Company, Ltd.	1,060	$9,487
Sunny Electronics Corp. (A)	1,058	4,002
Suprema, Inc. (A)	225	5,845
SY Company, Ltd. (A)	1,552	6,386
Synopex, Inc. (A)	6,863	29,902
Systems Technology, Inc.	787	11,392
Tae Kyung Industrial Company, Ltd.	604	3,106
Taekwang Industrial Company, Ltd.	45	31,237
Taeyoung Engineering & Construction Company, Ltd.	2,164	19,977
Taihan Electric Wire Company, Ltd. (A)	15,121	21,050
Taihan Fiberoptics Company, Ltd. (A)	3,088	10,916
TechWing, Inc.	1,236	22,880
Telechips, Inc.	543	6,436
Theragen Etex Company, Ltd. (A)	1,048	9,620
TK Chemical Corp. (A)	4,083	7,726
TK Corp.	1,609	9,898
Tokai Carbon Korea Company, Ltd.	315	29,272
Tongyang Life Insurance Company, Ltd.	7,524	24,891
Tongyang, Inc.	13,328	14,579
Tonymoly Company, Ltd. (A)	241	2,050
Top Engineering Company, Ltd.	1,152	10,225
Toptec Company, Ltd.	1,541	17,955
TY Holdings Company, Ltd. (A)	2,086	44,678
Union Semiconductor Equipment & Materials Company, Ltd.	2,789	18,607
Value Added Technology Company, Ltd.	533	10,690
Webzen, Inc. (A)	1,268	39,121
Whanin Pharmaceutical Company, Ltd.	637	9,288
WiSoL Company, Ltd.	1,676	24,804
WIZIT Company, Ltd. (A)	3,288	3,875
WONIK CUBE Corp. (A)	1,133	1,778
Wonik Holdings Company, Ltd. (A)	3,450	19,357
WONIK IPS Company, Ltd. (A)	731	26,386
Woori Financial Group, Inc.	11,908	105,326
Woori Investment Bank Company, Ltd. (A)	16,599	8,217
Woori Technology, Inc. (A)	3,129	4,133
Woorison F&G Company, Ltd.	2,437	4,367
Woory Industrial Company, Ltd.	508	8,198
Y G-1 Company, Ltd.	2,396	13,544
YG Entertainment, Inc. (A)	319	12,591
YJM Games Company, Ltd. (A)	1,588	2,009
Young Poong Corp.	45	20,745
Youngone Corp.	961	25,970
Youngone Holdings Company, Ltd.	879	29,953
Yuanta Securities Korea Company, Ltd. (A)	8,310	22,997
Yuhan Corp.	790	46,011
YuHwa Securities Company, Ltd.	10,955	23,337
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	25,717
Zeus Company, Ltd.	624	13,934
Spain 0.0%		27,689
AmRest Holdings SE (A)	4,225	27,689
Taiwan 15.6%		38,083,647
Ability Enterprise Company, Ltd.	24,782	12,029
Ability Opto-Electronics Technology Company, Ltd. (A)	6,753	8,885
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
Taiwan (continued)
Accton Technology Corp.	19,796	$166,014
Acer, Inc. (B)	116,510	94,561
Acter Group Corp., Ltd.	3,550	24,101
Advanced Ceramic X Corp.	2,000	30,870
Advanced Optoelectronic Technology, Inc. (A)	9,000	7,268
Advantech Company, Ltd.	9,738	104,714
Aerospace Industrial Development Corp.	27,000	27,181
AGV Products Corp. (A)	47,000	13,677
Alchip Technologies, Ltd.	4,000	93,779
Alltek Technology Corp.	9,999	8,187
Altek Corp.	20,000	19,425
Amazing Microelectronic Corp.	740	2,389
AMPOC Far-East Company, Ltd.	7,000	8,267
Apex Biotechnology Corp.	8,060	7,172
Arcadyan Technology Corp.	8,898	30,251
Ardentec Corp.	31,363	41,199
ASE Technology Holding Company, Ltd., ADR (B)	85,373	454,184
Asia Cement Corp.	91,608	139,143
Asia Optical Company, Inc.	9,710	24,955
Asia Pacific Telecom Company, Ltd. (A)	116,666	39,538
Asia Polymer Corp.	33,779	23,052
Asia Vital Components Company, Ltd.	19,667	51,006
ASMedia Technology, Inc.	1,260	72,811
ASPEED Technology, Inc.	1,000	49,367
Asustek Computer, Inc.	11,528	100,555
Aten International Company, Ltd.	8,000	23,366
AU Optronics Corp. (A)	279,000	119,351
Aurora Corp.	4,600	13,977
AVY Precision Technology, Inc.	11,089	9,193
Bank of Kaohsiung Company, Ltd. (A)	39,311	14,215
Basso Industry Corp.	8,700	13,153
BenQ Materials Corp.	19,000	16,343
BES Engineering Corp.	98,200	30,978
Biostar Microtech International Corp. (A)	6,000	3,815
Bioteque Corp.	6,000	28,672
Brighton-Best International Taiwan, Inc. (A)	19,817	18,399
Capital Futures Corp.	11,079	14,702
Capital Securities Corp.	105,826	44,572
Career Technology MFG. Company, Ltd.	29,599	38,721
Casetek Holdings, Ltd.	15,378	46,609
Caswell, Inc.	3,000	13,265
Catcher Technology Company, Ltd.	31,000	204,601
Cathay Financial Holding Company, Ltd.	261,161	370,147
Cathay Real Estate Development Company, Ltd.	41,000	30,289
Celxpert Energy Corp.	8,000	12,791
Chailease Holding Company, Ltd.	51,372	281,833
Champion Building Materials Company, Ltd. (A)	33,852	8,531
Chang Hwa Commercial Bank, Ltd.	104,695	65,503
Chang Wah Electromaterials, Inc.	29,090	29,745
Channel Well Technology Company, Ltd.	21,000	32,620
Charoen Pokphand Enterprise	11,465	28,740
Chaun-Choung Technology Corp.	4,000	33,555
CHC Healthcare Group	12,000	17,178
Cheng Loong Corp.	51,480	57,471
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Cheng Mei Materials Technology Corp. (A)	46,050	$16,585
Cheng Shin Rubber Industry Company, Ltd.	78,031	116,332
Cheng Uei Precision Industry Company, Ltd.	27,335	41,162
Chia Chang Company, Ltd.	10,000	13,716
Chia Hsin Cement Corp.	62,089	39,661
Chicony Electronics Company, Ltd.	34,455	103,172
Chicony Power Technology Company, Ltd.	16,305	38,475
Chilisin Electronics Corp.	8,270	38,317
China Airlines, Ltd. (A)	255,820	87,740
China Bills Finance Corp.	82,000	43,153
China Chemical & Pharmaceutical Company, Ltd.	24,000	19,883
China Development Financial Holding Corp.	292,531	91,614
China Electric Manufacturing Corp.	37,980	15,735
China General Plastics Corp.	25,039	20,930
China Life Insurance Company, Ltd.	91,623	72,880
China Man-Made Fiber Corp. (A)	56,732	18,661
China Metal Products Company, Ltd.	14,966	18,259
China Motor Corp. (A)	17,162	28,957
China Petrochemical Development Corp.	210,047	67,090
China Steel Chemical Corp.	11,000	39,551
China Steel Corp.	549,038	439,106
China Steel Structure Company, Ltd.	7,000	7,890
Ching Feng Home Fashions Company, Ltd.	11,000	12,654
Chin-Poon Industrial Company, Ltd.	28,642	31,169
Chipbond Technology Corp.	42,000	94,838
ChipMOS Technologies, Inc.	51,638	57,674
Chong Hong Construction Company, Ltd.	12,024	35,019
Chroma ATE, Inc.	12,440	65,506
Chun YU Works & Company, Ltd.	75,000	45,398
Chun Yuan Steel Industry Company, Ltd.	69,381	33,365
Chung Hung Steel Corp. (A)	91,226	38,587
Chunghwa Telecom Company, Ltd.	83,000	316,367
Cleanaway Company, Ltd.	6,000	34,321
Clevo Company (A)	34,120	36,616
CMC Magnetics Corp.	72,201	21,671
Compal Electronics, Inc.	247,895	167,654
Compeq Manufacturing Company, Ltd.	74,000	124,810
Concraft Holding Company, Ltd.	5,717	19,685
Continental Holdings Corp.	48,950	42,336
Contrel Technology Company, Ltd.	18,000	8,844
Coremax Corp.	3,543	7,399
Coretronic Corp.	38,000	46,826
CTBC Financial Holding Company, Ltd.	671,967	451,975
CTCI Corp.	32,000	43,972
Cub Elecparts, Inc.	4,039	30,478
CyberPower Systems, Inc.	4,000	11,810
Cypress Technology Company, Ltd.	4,727	9,987
Dadi Early-Childhood Education Group, Ltd.	4,123	26,699
Darwin Precisions Corp. (A)	39,894	19,178
Daxin Materials Corp.	6,000	17,386
Delta Electronics, Inc.	38,253	301,571
Depo Auto Parts Industrial Company, Ltd.	17,000	31,122
D-Link Corp. (A)	46,657	39,390
Dynapack International Technology Corp.	10,000	29,340
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
Taiwan (continued)
E Ink Holdings, Inc.	33,000	$47,568
E.Sun Financial Holding Company, Ltd.	477,006	422,110
Eastern Media International Corp.	31,931	19,239
Eclat Textile Company, Ltd.	8,532	119,652
ECOVE Environment Corp.	4,000	31,355
Egis Technology, Inc.	4,000	24,938
Elan Microelectronics Corp.	16,400	76,002
E-LIFE MALL Corp.	6,000	15,097
Elite Material Company, Ltd.	13,831	75,725
Elite Semiconductor Microelectronics Technology, Inc.	18,000	31,929
eMemory Technology, Inc.	3,000	60,383
EnTie Commercial Bank Company, Ltd.	123,000	66,921
Epistar Corp. (A)	69,810	93,050
Eson Precision Ind Company, Ltd.	10,000	14,540
Eternal Materials Company, Ltd.	49,966	61,038
Etron Technology, Inc. (A)	4,104	2,910
Eurocharm Holdings Company, Ltd.	3,000	11,574
Eva Airways Corp.	176,332	78,223
Everest Textile Company, Ltd. (A)	53,492	17,952
Evergreen International Storage & Transport Corp.	35,320	19,769
Evergreen Marine Corp. Taiwan, Ltd. (A)	157,182	136,185
Everlight Chemical Industrial Corp.	61,748	37,283
Everlight Electronics Company, Ltd.	29,000	37,684
Excelsior Medical Company, Ltd.	10,760	21,678
Far Eastern Department Stores, Ltd.	79,558	68,123
Far Eastern International Bank	156,420	58,767
Far Eastern New Century Corp.	154,878	148,902
Far EasTone Telecommunications Company, Ltd.	63,000	137,005
Faraday Technology Corp.	15,751	26,490
Farglory Land Development Company, Ltd.	26,526	48,608
Federal Corp. (A)	44,137	31,029
Feng Hsin Steel Company, Ltd.	24,000	49,349
Feng TAY Enterprise Company, Ltd.	11,494	73,907
First Financial Holding Company, Ltd.	179,947	134,490
First Hotel	14,923	7,309
First Steamship Company, Ltd.	51,479	16,941
FLEXium Interconnect, Inc.	19,352	81,545
Flytech Technology Company, Ltd.	6,125	13,462
Formosa Advanced Technologies Company, Ltd.	20,000	25,968
Formosa Chemicals & Fibre Corp.	42,440	114,741
Formosa International Hotels Corp.	5,171	25,581
Formosa Petrochemical Corp.	12,000	38,014
Formosa Plastics Corp.	36,880	110,239
Formosa Sumco Technology Corp.	5,000	25,597
Formosa Taffeta Company, Ltd.	29,000	31,176
Formosan Rubber Group, Inc.	18,180	15,950
Formosan Union Chemical	52,566	27,107
Founding Construction & Development Company, Ltd.	49,908	28,815
Foxconn Technology Company, Ltd.	30,617	56,503
Foxsemicon Integrated Technology, Inc.	2,427	17,399
Fubon Financial Holding Company, Ltd.	220,422	342,615
Fulgent Sun International Holding Company, Ltd.	9,112	38,669
Fulltech Fiber Glass Corp. (A)	33,357	15,363
G Shank Enterprise Company, Ltd.	16,562	11,506
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
GEM Services, Inc.	8,580	$18,024
Gemtek Technology Corp. (A)	26,496	28,077
General Interface Solution Holding, Ltd.	14,000	55,785
Genius Electronic Optical Company, Ltd.	4,952	110,459
GeoVision, Inc. (A)	1,703	1,624
Getac Technology Corp.	20,000	33,780
Giant Manufacturing Company, Ltd.	11,000	108,829
Gigabyte Technology Company, Ltd.	17,719	48,799
Ginko International Company, Ltd.	3,150	16,486
Global Brands Manufacture, Ltd.	26,611	22,139
Global Lighting Technologies, Inc.	7,000	27,890
Global Mixed Mode Technology, Inc.	2,000	11,364
Global PMX Company, Ltd.	4,000	26,992
Global Unichip Corp.	5,000	57,864
Globalwafers Company, Ltd.	9,000	176,029
Globe Union Industrial Corp.	27,450	15,473
Gloria Material Technology Corp.	41,300	23,686
Goldsun Building Materials Company, Ltd.	52,208	49,505
Gourmet Master Company, Ltd.	7,494	37,651
Grand Ocean Retail Group, Ltd.	10,000	7,667
Grand Pacific Petrochemical (A)	48,000	39,434
Grape King Bio, Ltd.	7,000	44,449
Great Taipei Gas Company, Ltd.	34,000	41,517
Great Wall Enterprise Company, Ltd.	35,307	57,392
Greatek Electronics, Inc.	20,000	38,594
Hannstar Board Corp.	23,213	36,547
HannStar Display Corp. (A)	120,980	42,608
HannsTouch Solution, Inc.	53,514	20,752
Hey Song Corp.	38,250	44,272
Highwealth Construction Corp.	39,446	61,613
Hitron Technology, Inc.	8,267	6,667
Hiwin Technologies Corp.	9,391	100,716
Ho Tung Chemical Corp. (A)	55,773	19,876
Holtek Semiconductor, Inc.	12,000	30,255
Holy Stone Enterprise Company, Ltd.	7,000	28,622
Hon Hai Precision Industry Company, Ltd.	171,352	494,668
Hota Industrial Manufacturing Company, Ltd.	12,396	42,574
Hotai Motor Company, Ltd.	9,000	202,366
HTC Corp. (A)	26,700	29,328
Hua Nan Financial Holdings Company, Ltd.	168,988	107,706
Huaku Development Company, Ltd.	12,353	38,262
Hung Ching Development & Construction Company, Ltd.	2,000	1,347
Hwa Fong Rubber Industrial Company, Ltd. (A)	24,324	10,951
IBF Financial Holdings Company, Ltd.	137,719	58,023
IEI Integration Corp.	19,080	32,241
Innodisk Corp.	6,600	37,796
Innolux Corp. (A)	298,219	105,119
Inpaq Technology Company, Ltd.	6,650	12,287
Intai Technology Corp.	3,600	12,705
International CSRC Investment Holdings Company	55,797	45,421
International Games System Company, Ltd.	3,000	71,523
Inventec Corp.	117,705	96,150
ITEQ Corp.	12,626	60,652
Jarllytec Company, Ltd.	6,000	14,786
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
Taiwan (continued)
Jih Lin Technology Company, Ltd.	5,000	$10,126
Jih Sun Financial Holdings Company, Ltd.	97,408	35,228
Jinli Group Holdings, Ltd.	12,367	3,838
Jourdeness Group, Ltd.	3,000	10,257
Kaimei Electronic Corp.	2,865	6,738
KEE TAI Properties Company, Ltd.	24,973	10,121
Kenda Rubber Industrial Company, Ltd.	40,947	53,080
Kerry TJ Logistics Company, Ltd.	21,000	30,597
Kindom Development Company, Ltd.	23,000	30,372
King Slide Works Company, Ltd.	2,000	21,059
King Yuan Electronics Company, Ltd.	104,762	129,980
King's Town Bank Company, Ltd.	52,000	69,708
King's Town Construction Company, Ltd. (A)	9,514	13,143
Kinko Optical Company, Ltd. (A)	10,000	12,472
Kinpo Electronics, Inc.	103,724	40,560
Kinsus Interconnect Technology Corp.	18,000	57,220
KMC Kuei Meng International, Inc.	4,150	27,658
Kung Long Batteries Industrial Company, Ltd.	5,000	24,568
Kwong Lung Enterprise Company, Ltd.	7,000	9,786
LandMark Optoelectronics Corp.	4,000	38,705
Lanner Electronics, Inc.	7,422	17,560
Largan Precision Company, Ltd.	3,000	339,282
Lealea Enterprise Company, Ltd. (A)	54,863	23,588
Lextar Electronics Corp. (A)	28,000	19,997
Li Cheng Enterprise Company, Ltd.	12,071	12,572
Lida Holdings, Ltd.	4,640	6,000
Lien Hwa Industrial Holdings Corp.	25,827	37,307
Lingsen Precision Industries, Ltd. (A)	43,101	19,097
Lite-On Technology Corp.	103,250	173,998
Longchen Paper & Packaging Company, Ltd.	44,511	29,777
Lotes Company, Ltd.	5,139	80,275
Lumax International Corp., Ltd.	6,855	16,398
Machvision, Inc.	79	841
Macronix International	96,706	130,521
Makalot Industrial Company, Ltd.	13,253	85,881
Materials Analysis Technology, Inc.	5,810	18,506
MediaTek, Inc.	16,000	395,119
Mega Financial Holding Company, Ltd.	135,531	135,434
Mercuries & Associates Holding, Ltd.	40,092	30,188
Mercuries Life Insurance Company, Ltd. (A)	66,927	20,403
Merida Industry Company, Ltd.	8,162	71,416
Merry Electronics Company, Ltd.	12,592	62,569
Microbio Company, Ltd. (A)	9,000	23,663
Micro-Star International Company, Ltd.	25,488	111,631
Mildef Crete, Inc.	4,000	6,957
Mitac Holdings Corp.	59,448	61,509
momo.com, Inc.	2,000	43,530
MPI Corp.	7,000	28,398
Nak Sealing Technologies Corp.	5,000	11,951
Namchow Holdings Company, Ltd.	12,000	18,999
Nan Kang Rubber Tire Company, Ltd.	23,711	36,066
Nan Ya Plastics Corp.	51,860	116,816
Nan Ya Printed Circuit Board Corp. (A)	12,930	82,127
Nantex Industry Company, Ltd.	21,039	45,358
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Nanya Technology Corp.	48,985	$124,342
National Petroleum Company, Ltd.	17,000	29,581
New Era Electronics Company, Ltd.	9,000	5,986
Nichidenbo Corp.	13,477	22,618
Nien Made Enterprise Company, Ltd.	8,000	94,427
Novatek Microelectronics Corp.	21,000	220,412
Nuvoton Technology Corp.	13,083	20,750
O-Bank Company, Ltd.	168,562	39,036
OptoTech Corp. (A)	23,033	21,385
Orient Semiconductor Electronics, Ltd.	30,000	13,899
Oriental Union Chemical Corp.	36,300	22,688
Pacific Construction Company (A)	85,002	35,337
Pacific Hospital Supply Company, Ltd.	5,498	13,696
Pan-International Industrial Corp.	35,443	26,392
Parade Technologies, Ltd.	2,000	72,689
PCL Technologies, Inc.	3,282	14,097
Pegatron Corp.	73,321	167,755
Pharmally International Holding Company, Ltd. (A)(D)	3,533	7,016
Phison Electronics Corp.	5,000	56,656
Polytronics Technology Corp.	4,000	13,029
Pou Chen Corp.	115,448	126,454
Powertech Technology, Inc.	51,000	164,433
Poya International Company, Ltd.	2,866	60,161
President Chain Store Corp.	19,000	172,573
President Securities Corp.	73,380	40,720
Primax Electronics, Ltd.	28,000	45,914
Prince Housing & Development Corp.	67,943	28,608
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	13,000	16,165
Qisda Corp.	120,440	99,242
Quang Viet Enterprise Company, Ltd.	5,000	18,438
Quanta Computer, Inc.	80,000	215,939
Quanta Storage, Inc.	14,000	19,493
Radiant Opto-Electronics Corp.	27,343	111,362
Radium Life Tech Company, Ltd.	42,476	19,991
Realtek Semiconductor Corp.	12,706	165,170
Rechi Precision Company, Ltd.	28,038	20,565
Rich Development Company, Ltd.	95,000	36,324
Ritek Corp. (A)	58,707	22,671
Roo Hsing Company, Ltd. (A)	43,000	17,880
Ruentex Development Company, Ltd.	55,360	81,723
Ruentex Industries, Ltd.	25,280	61,704
Sampo Corp.	16,197	15,261
San Fang Chemical Industry Company, Ltd.	26,012	20,865
San Far Property, Ltd.	21,724	13,434
Sanyang Motor Company, Ltd.	19,389	25,205
SCI Pharmtech, Inc.	4,000	17,704
SDI Corp.	9,000	25,187
Sercomm Corp.	17,000	47,113
Sheng Yu Steel Company, Ltd.	12,000	8,470
Shihlin Electric & Engineering Corp.	21,213	37,443
Shin Hai Gas Corp.	2,491	4,061
Shin Kong Financial Holding Company, Ltd.	233,994	70,464
Shin Zu Shing Company, Ltd.	9,301	47,158
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
Taiwan (continued)
Shining Building Business Company, Ltd. (A)	29,397	$18,690
Shinkong Insurance Company, Ltd.	17,000	23,220
Shinkong Synthetic Fibers Corp.	77,287	34,006
Shinkong Textile Company, Ltd.	45,000	66,498
Shiny Chemical Industrial Company, Ltd.	9,544	35,003
Sigurd Microelectronics Corp.	30,842	48,803
Silicon Integrated Systems Corp.	58,078	29,738
Simplo Technology Company, Ltd.	6,520	75,809
Sinbon Electronics Company, Ltd.	11,043	75,555
Sincere Navigation Corp.	31,930	17,762
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	34,000	171,424
SinoPac Financial Holdings Company, Ltd.	252,419	98,412
Sinyi Realty, Inc.	17,628	18,937
Sirtec International Company, Ltd.	9,600	9,126
Sitronix Technology Corp.	5,000	24,575
Solomon Technology Corp.	11,000	7,196
Sonix Technology Company, Ltd.	7,000	16,454
Southeast Cement Company, Ltd.	70,000	42,712
Sporton International, Inc.	2,794	23,565
St. Shine Optical Company, Ltd.	4,000	40,749
Standard Foods Corp.	26,221	57,358
Sunny Friend Environmental Technology Company, Ltd.	5,000	39,236
Sunplus Technology Company, Ltd. (A)	28,000	15,325
Supreme Electronics Company, Ltd.	22,890	26,190
Sweeten Real Estate Development Company, Ltd.	31,928	24,211
Synnex Technology International Corp.	36,188	56,488
Systex Corp.	9,000	26,690
TA Chen Stainless Pipe	60,054	59,265
Taichung Commercial Bank Company, Ltd.	189,534	72,522
Tainan Spinning Company, Ltd.	85,397	44,775
Taishin Financial Holding Company, Ltd.	172,386	80,773
Taita Chemical Company, Ltd.	18,910	21,664
Taiwan Business Bank	172,574	60,290
Taiwan Cement Corp.	236,296	355,619
Taiwan Cogeneration Corp.	30,137	41,503
Taiwan Cooperative Financial Holding Company, Ltd.	195,702	139,534
Taiwan FamilyMart Company, Ltd.	2,000	18,668
Taiwan Fertilizer Company, Ltd.	25,000	47,470
Taiwan Fire & Marine Insurance Company, Ltd.	20,000	14,099
Taiwan FU Hsing Industrial Company, Ltd.	21,000	33,793
Taiwan Glass Industry Corp. (A)	84,894	53,522
Taiwan High Speed Rail Corp.	66,000	72,869
Taiwan Hon Chuan Enterprise Company, Ltd.	20,329	42,945
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	58,353	16,138
Taiwan Mobile Company, Ltd.	57,700	196,526
Taiwan Navigation Company, Ltd.	21,000	14,566
Taiwan Paiho, Ltd.	15,342	40,346
Taiwan Secom Company, Ltd.	21,430	66,687
Taiwan Semiconductor Company, Ltd.	16,000	31,948
Taiwan Semiconductor Manufacturing Company, Ltd. (B)	681,000	11,591,867
Taiwan Shin Kong Security Company, Ltd.	26,724	34,844
Taiwan Styrene Monomer	36,821	22,811
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Taiwan Surface Mounting Technology Corp.	14,636	$62,674
Taiwan TEA Corp. (A)	43,723	29,295
Taiwan Union Technology Corp.	15,000	61,575
Tatung Company, Ltd. (A)	45,526	33,555
TCI Company, Ltd.	6,977	54,494
Te Chang Construction Company, Ltd.	6,282	6,870
Teco Electric & Machinery Company, Ltd.	56,109	58,177
Test Rite International Company, Ltd. (A)	17,549	15,765
The Ambassador Hotel (A)	17,000	17,635
Ton Yi Industrial Corp. (A)	77,000	31,487
Tong Hsing Electronic Industries, Ltd.	10,913	75,994
Tong Yang Industry Company, Ltd.	26,043	36,446
Tong-Tai Machine & Tool Company, Ltd.	18,590	9,591
TOPBI International Holdings, Ltd.	9,432	10,431
Topco Scientific Company, Ltd.	10,048	42,842
Topco Technologies Corp.	5,248	12,322
Topkey Corp.	5,000	29,330
Topoint Technology Company, Ltd.	17,223	16,141
TPK Holding Company, Ltd. (A)	23,000	37,780
Transcend Information, Inc.	10,000	22,650
Tripod Technology Corp.	23,770	102,234
Tsann Kuen Enterprise Company, Ltd.	12,220	8,190
TSC Auto ID Technology Company, Ltd.	3,190	21,696
TSRC Corp.	42,706	34,028
TTY Biopharm Company, Ltd.	10,094	24,650
Tung Ho Steel Enterprise Corp.	60,138	70,606
TXC Corp.	16,659	46,803
TYC Brother Industrial Company, Ltd.	16,531	12,804
Tycoons Group Enterprise (A)	53,869	11,913
Tyntek Corp.	21,000	12,341
Ultra Chip, Inc.	4,100	5,668
U-Ming Marine Transport Corp.	31,000	34,144
Unimicron Technology Corp.	61,855	195,140
Union Bank of Taiwan	111,760	40,805
Uni-President Enterprises Corp.	162,803	371,349
Unitech Computer Company, Ltd.	10,039	8,932
Unitech Printed Circuit Board Corp.	40,326	33,198
United Integrated Services Company, Ltd.	8,200	65,787
United Microelectronics Corp.	382,468	543,312
United Orthopedic Corp.	10,836	13,598
United Renewable Energy Company, Ltd. (A)	125,642	65,675
Universal Cement Corp.	20,819	16,658
Universal Microwave Technology, Inc.	3,734	9,706
Unizyx Holding Corp. (A)	32,000	28,384
UPC Technology Corp.	56,164	34,474
USI Corp.	60,318	42,113
Utechzone Company, Ltd.	4,000	8,416
Vanguard International Semiconductor Corp.	31,000	114,198
Ve Wong Corp.	9,450	12,155
Visual Photonics Epitaxy Company, Ltd.	9,275	29,613
Voltronic Power Technology Corp.	3,360	103,075
Wafer Works Corp.	37,000	49,061
Walsin Lihwa Corp.	111,000	75,593
Walsin Technology Corp.	14,805	101,021
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
Taiwan (continued)
Walton Advanced Engineering, Inc. (A)	35,000	$15,288
Wan Hai Lines, Ltd.	36,216	55,528
WAN HWA Enterprise Company	2,975	1,248
Weikeng Industrial Company, Ltd.	46,137	31,636
Win Semiconductors Corp.	16,582	194,751
Winbond Electronics Corp.	168,519	108,161
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	30,372	23,880
Wistron Corp.	163,382	170,889
Wistron NeWeb Corp.	13,483	39,133
Wowprime Corp.	5,000	23,096
WPG Holdings, Ltd.	90,779	135,724
WT Microelectronics Company, Ltd.	17,497	24,627
WUS Printed Circuit Company, Ltd.	17,334	18,961
Xxentria Technology Materials Corp.	6,124	13,342
Yageo Corp.	8,284	128,445
Yang Ming Marine Transport Corp. (A)	73,613	34,222
Yem Chio Company, Ltd. (A)	40,084	24,043
YFY, Inc.	105,614	88,250
Yieh Phui Enterprise Company, Ltd. (A)	77,896	33,516
Yonyu Plastics Company, Ltd.	10,450	12,170
Youngtek Electronics Corp.	9,058	19,906
Yuanta Financial Holding Company, Ltd.	319,663	214,400
Yulon Finance Corp.	10,340	36,877
Yulon Motor Company, Ltd. (A)	36,810	50,378
Yungtay Engineering Company, Ltd.	6,000	12,910
Zeng Hsing Industrial Company, Ltd.	4,232	20,635
Zenitron Corp.	21,000	15,983
Zero One Technology Company, Ltd.	9,000	12,442
Zhen Ding Technology Holding, Ltd.	29,050	125,895
Zinwell Corp. (A)	28,000	18,757
Thailand 2.4%		5,879,184
AAPICO Hitech PCL (A)	11,700	7,021
Advanced Info Service PCL	31,491	182,721
AEON Thana Sinsap Thailand PCL, NVDR	5,300	27,952
Airports of Thailand PCL	89,200	188,499
Allianz Ayudhya Capital PCL	12,100	13,824
Amata Corp. PCL	40,900	22,741
Ananda Development PCL	153,600	8,733
AP Thailand PCL	139,778	32,327
Asia Aviation PCL, NVDR (A)	182,700	12,308
B Grimm Power PCL	31,000	50,219
Bangchak Corp. PCL	47,400	30,659
Bangkok Airways PCL	63,400	12,579
Bangkok Bank PCL	5,505	22,654
Bangkok Chain Hospital PCL	73,725	34,081
Bangkok Dusit Medical Services PCL	266,700	189,150
Bangkok Expressway & Metro PCL	242,825	73,478
Bangkok Insurance PCL	6,570	59,718
Bangkok Land PCL	927,800	31,283
Bangkok Life Assurance PCL, NVDR	48,860	32,349
Banpu PCL	257,600	72,874
Banpu Power PCL	31,100	16,565
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
Beauty Community PCL	107,900	$5,491
BEC World PCL (A)	97,000	19,718
Berli Jucker PCL	47,600	59,039
Better World Green PCL (A)	256,000	4,059
BTS Group Holdings PCL	100,400	33,846
Bumrungrad Hospital PCL	16,200	66,611
Carabao Group PCL	8,300	33,090
Central Pattana PCL	61,400	102,968
Central Plaza Hotel PCL (A)	26,800	21,510
CH Karnchang PCL	59,423	35,918
Charoen Pokphand Foods PCL	155,633	147,916
Chularat Hospital PCL	433,000	36,352
CIMB Thai Bank PCL	279,200	5,351
Com7 PCL	21,900	29,663
CP ALL PCL (A)	149,300	298,594
Delta Electronics Thailand PCL	6,800	51,857
Dhipaya Insurance PCL	47,100	40,858
Dynasty Ceramic PCL	351,500	26,717
Eastern Polymer Group PCL	43,500	8,338
Eastern Water Resources Development & Management PCL	84,800	26,367
Electricity Generating PCL	6,800	48,559
Energy Absolute PCL	43,100	63,824
Esso Thailand PCL (A)	100,900	24,058
GFPT PCL	38,500	17,800
Global Power Synergy PCL	25,782	59,926
GMM Grammy PCL	60,740	18,569
Group Lease PCL, NVDR (A)(D)	54,000	2,154
Gunkul Engineering PCL	209,600	17,313
Hana Microelectronics PCL	30,200	42,657
Home Product Center PCL	187,212	90,900
Indorama Ventures PCL	35,500	37,557
Intouch Holdings PCL	16,900	30,977
IRPC PCL	258,800	23,186
Italian-Thai Development PCL (A)	498,176	18,280
Jasmine International PCL	321,338	35,448
Kang Yong Electric PCL	130	1,517
Karmarts PCL	68,500	9,012
Kasikornbank PCL	28,900	105,643
KCE Electronics PCL	30,300	40,289
KGI Securities Thailand PCL	114,400	14,225
Khon Kaen Sugar Industry PCL	152,300	11,667
Kiatnakin Phatra Bank PCL	18,000	29,394
Krung Thai Bank PCL	88,450	31,222
Krungthai Card PCL	40,000	67,533
Lam Soon Thailand PCL	33,200	4,939
Land & Houses PCL	190,300	49,380
LH Financial Group PCL	157,800	5,524
LPN Development PCL	58,200	9,119
MBK PCL	60,200	26,290
Mega Lifesciences PCL	23,300	27,906
Minor International PCL (A)	160,040	131,005
MK Restaurants Group PCL	19,500	34,476
Muang Thai Insurance PCL	2,600	7,551
Muangthai Capital PCL (A)	24,600	43,948
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
Thailand (continued)
Namyong Terminal PCL	75,400	$8,870
Origin Property PCL	97,750	25,043
PCS Machine Group Holding PCL	93,600	14,647
Plan B Media PCL	115,800	23,913
Precious Shipping PCL (A)	65,500	13,314
Prima Marine PCL	49,900	12,780
Property Perfect PCL	938,520	11,794
Pruksa Holding PCL	55,600	22,982
PTG Energy PCL	64,500	38,335
PTT Exploration & Production PCL	74,328	236,266
PTT Global Chemical PCL	33,592	63,582
PTT PCL	282,900	373,369
Pylon PCL	52,000	6,905
Quality Houses PCL	489,271	37,511
Raimon Land PCL (A)	304,600	6,138
Rajthanee Hospital PCL	15,900	12,144
Ratch Group PCL	21,600	40,554
Ratchthani Leasing PCL	163,218	20,075
RS PCL	31,900	18,668
Sabina PCL	12,700	8,902
Saha-Union PCL	53,300	60,769
Samart Corp. PCL	27,900	5,023
Sansiri PCL	773,509	20,211
SC Asset Corp. PCL	163,193	14,783
SEAFCO PCL (B)	64,500	10,974
Sermsang Power Corp. Company, Ltd.	21,000	6,940
Siam City Cement PCL	2,541	11,457
Siam Future Development PCL	149,451	24,213
Siam Global House PCL	62,314	37,248
Siam Wellness Group PCL	36,600	8,524
Siamgas & Petrochemicals PCL	54,100	18,385
Singha Estate PCL	157,900	7,778
Sino-Thai Engineering & Construction PCL	50,900	22,379
SNC Former PCL	29,400	12,538
Somboon Advance Technology PCL	19,007	9,027
SPCG PCL	38,800	27,570
Sri Trang Agro-Industry PCL	72,700	64,332
Srisawad Corp. PCL	28,800	55,518
Star Petroleum Refining PCL	119,000	29,677
STP & I PCL	122,600	15,643
Supalai PCL	77,450	45,814
Super Energy Corp. PCL (A)	1,382,000	42,001
Taokaenoi Food & Marketing PCL	45,400	16,365
Thai Oil PCL	41,300	64,524
Thai Stanley Electric PCL	4,900	26,301
Thai Union Group PCL	107,300	53,563
Thai Vegetable Oil PCL	23,500	25,255
Thai Wah PCL	59,300	7,285
Thaicom PCL	15,900	2,913
The Erawan Group PCL	96,000	10,714
The Siam Cement PCL	17,450	215,697
The Siam Commercial Bank PCL	31,231	88,125
Tipco Asphalt PCL, NVDR	31,100	18,825
Tisco Financial Group PCL	14,100	36,563
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
TMB Bank PCL	1,424,210	$49,418
TOA Paint Thailand PCL	10,900	13,333
Total Access Communication PCL, NVDR	43,800	54,234
TPI Polene PCL	404,300	20,442
TPI Polene Power PCL	106,000	15,565
True Corp. PCL	1,009,088	108,672
TTCL PCL (A)	38,600	5,745
TTW PCL	81,700	34,323
U City PCL (A)	237,300	10,061
Unique Engineering & Construction PCL	61,580	10,182
Univanich Palm Oil PCL	42,900	7,243
Univentures PCL	60,000	6,033
VGI PCL	52,800	13,436
Vibhavadi Medical Center PCL	102,900	5,032
Vinythai PCL	18,200	14,203
WHA Corp. PCL	343,300	35,650
Workpoint Entertainment PCL	11,640	5,040
Turkey 0.5%		1,352,603
Akbank T.A.S. (A)	67,088	51,662
Aksa Akrilik Kimya Sanayii AS	15,418	21,104
Aksa Enerji Uretim AS (A)	16,223	14,511
Anadolu Anonim Turk Sigorta Sirketi	15,271	14,003
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,894	15,772
Arcelik AS (A)	9,571	33,393
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	20,368
BIM Birlesik Magazalar AS	13,700	122,734
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	3,633
Coca-Cola Icecek AS	5,083	36,358
Dogan Sirketler Grubu Holding AS	109,297	33,543
Enerjisa Enerji AS (C)	21,617	29,864
Enka Insaat ve Sanayi AS	26,613	24,175
Eregli Demir ve Celik Fabrikalari TAS	28,869	40,585
Fenerbahce Futbol AS (A)	3,066	12,965
Ford Otomotiv Sanayi AS	2,343	32,235
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	663
Goodyear Lastikleri TAS (A)	8,064	7,717
Hektas Ticaret TAS	10,299	16,587
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	12,744
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	92,916	58,150
KOC Holding AS	12,619	28,400
Koza Altin Isletmeleri AS (A)	2,415	23,016
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	17,083	27,631
Migros Ticaret AS (A)	5,109	27,562
NET Holding AS (A)	21,691	8,508
Otokar Otomotiv Ve Savunma Sanayi AS	263	7,285
Pegasus Hava Tasimaciligi AS (A)	3,928	28,665
Petkim Petrokimya Holding AS (A)	64,683	34,642
TAV Havalimanlari Holding AS	14,239	34,507
Tekfen Holding AS	13,332	24,756
Tofas Turk Otomobil Fabrikasi AS	7,397	26,885
Turk Hava Yollari AO (A)	25,780	37,547
Turk Telekomunikasyon AS	16,647	16,323
Turk Traktor ve Ziraat Makineleri AS	1,046	18,327
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	45,276	$85,561
Turkiye Garanti Bankasi AS (A)	77,923	87,289
Turkiye Halk Bankasi AS (A)	19,041	13,043
Turkiye Is Bankasi AS, Class C (A)	32,898	27,464
Turkiye Sinai Kalkinma Bankasi AS (A)	138,276	40,510
Turkiye Sise ve Cam Fabrikalari AS	93,622	81,339
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	19,958
Ulker Biskuvi Sanayi AS (A)	4,197	11,894
Vestel Elektronik Sanayi ve Ticaret AS (A)	8,546	21,840
Yapi ve Kredi Bankasi AS (A)	46,073	16,885
Ukraine 0.0%		55,479
Kernel Holding SA	4,291	55,479
United States 0.1%		193,329
Bizlink Holding, Inc.	7,064	60,716
Nexteer Automotive Group, Ltd.	71,000	75,260

Textainer Group Holdings, Ltd. (A)	3,173	57,353
Preferred securities 1.2%		$2,874,460
(Cost $2,726,309)
Brazil 1.1%		2,587,726
AES Tiete Energia SA	677	403
Alpargatas SA	4,778	35,808
Banco ABC Brasil SA	5,183	14,047
Banco Bradesco SA	57,407	260,386
Banco do Estado do Rio Grande do Sul SA, B Shares	15,855	39,065
Centrais Eletricas Brasileiras SA, B Shares	6,554	39,147
Centrais Eletricas Santa Catarina	1,000	9,706
Cia de Saneamento do Parana	68,643	63,936
Cia de Transmissao de Energia Eletrica Paulista	8,072	40,982
Cia Energetica de Minas Gerais	34,403	81,105
Cia Energetica de Sao Paulo, B Shares	8,098	42,187
Cia Energetica do Ceara, A Shares	1,300	13,564
Cia Ferro Ligas da Bahia	4,476	15,866
Cia Paranaense de Energia, B Shares	4,000	50,972
Gerdau SA	18,000	75,932
Itau Unibanco Holding SA	45,480	242,451
Lojas Americanas SA	16,975	72,654
Marcopolo SA	33,745	17,511
Petroleo Brasileiro SA	286,638	1,332,229
Randon SA Implementos e Participacoes	12,025	32,995
Unipar Carbocloro SA	4,601	33,760
Usinas Siderurgicas de Minas Gerais SA, A Shares	28,659	73,020
Chile 0.1%		184,519
Coca-Cola Embonor SA, B Shares	18,333	22,135
Embotelladora Andina SA, B Shares	17,785	40,277
Sociedad Quimica y Minera de Chile SA, B Shares	2,596	122,107
Colombia 0.0%		101,166
Bancolombia SA	7,600	58,940
Grupo Argos SA	4,425	11,443
Grupo Aval Acciones y Valores SA	106,446	30,783
South Korea 0.0%		1,049

AMOREPACIFIC Group	33	1,049
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value

Investment companies 0.0%		$106,445
(Cost $47,473)
South Korea 0.0%		106,445

Macquarie Korea Infrastructure Fund	10,908	106,445
Rights 0.0%		$28,953
(Cost $0)
Cypress Technology (Expiration Date: 12-21-20; Strike Price:TWD 45.00) (A)	345	184
Doosan Fuel Cell Company, Ltd. (Expiration Date: 12-9-20; Strike Price: KRW 33,600.00) (A)	94	1,385
Doosan Heavy Industries & Construction Company, Ltd. (Expiration Date: 12-7-20; Strike Price: KRW 9,980.00) (A)	3,890	24,995
Hiwin Technologies Corp. (Expiration Date: 12-15-20; Strike Price: TWD 195.00) (A)	282	1,093
Long Chen Paper Company, Ltd. (Expiration Date: 12-18-20; Strike Price: TWD 14.80) (A)	1,754	262
Macquarie Korea (Expiration Date: 12-16-20; Strike Price: KRW 10,700.00) (A)	723	101
Nuvoton Technology (Expiration Date: 12-8-20; Strike Price: TWD 38.00) (A)	2,805	709
Taichung Commercial Bank (Expiration Date: 12-14-20; Strike Price: TWD 10.20) (A)	9,108	224
Warrants 0.0%		$1,705
(Cost $0)
Citra Marga Nusaphala Persada Tbk PT (Expiration Date: 11-14-25; Strike Price: IDR 980.00) (A)	70,620	1,320
Srisawad Corp., PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	1,152	385

	Yield (%)	Shares	Value
Short-term investments 1.6%			$3,880,401
(Cost $3,878,153)
Short-term funds 1.6%			3,880,401
John Hancock Collateral Trust (E)	0.1952(F)	387,761	3,880,401

Total investments (Cost $194,293,921) 101.0%	$247,186,082
Other assets and liabilities, net (1.0%)	(2,519,665)
Total net assets 100.0%	$244,666,417

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
IDR	Indonesian Rupiah
KRW	Korean Won
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $13,031,146. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $9,699,073 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 11-30-20.
The fund had the following sector composition as a percentage of net assets on 11-30-20:
Information technology	21.1%
Financials	16.1%
Consumer discretionary	13.7%
Communication services	10.5%
Materials	9.5%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

Industrials	6.8%
Energy	6.1%
Consumer staples	5.6%
Health care	3.8%
Real estate	3.3%
Utilities	2.9%
Short-term investments and other	0.6%
TOTAL	100.0%
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$87,009	—	$87,009	—
Belgium	40,238	—	40,238	—
Brazil	10,708,306	$10,708,306	—	—
Chile	1,632,552	104,605	1,527,947	—
China	69,953,064	15,524,487	54,355,941	$72,636
Colombia	488,483	488,483	—	—
Czech Republic	188,171	—	188,171	—
Egypt	148,865	—	148,865	—
Greece	503,256	—	491,345	11,911
Hong Kong	13,876,219	2,278,572	11,364,650	232,997
Hungary	526,987	—	526,987	—
India	27,329,071	46,309	27,274,519	8,243
Indonesia	4,615,065	—	4,517,393	97,672
Malaysia	5,004,903	—	5,004,903	—
Malta	19,172	—	19,172	—
Mexico	6,638,088	6,638,088	—	—
Netherlands	35,660	35,660	—	—
Peru	297,682	297,682	—	—
|	59

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Philippines	$2,855,737	—	$2,854,566	$1,171
Poland	1,824,282	—	1,824,282	—
Romania	98,745	—	98,745	—
Russia	2,144,863	$577,786	1,567,077	—
South Africa	9,526,875	1,013,778	8,513,097	—
South Korea	36,158,894	233,314	35,866,736	58,844
Spain	27,689	—	27,689	—
Taiwan	38,083,647	454,184	37,622,447	7,016
Thailand	5,879,184	—	5,877,030	2,154
Turkey	1,352,603	—	1,351,940	663
Ukraine	55,479	—	55,479	—
United States	193,329	—	193,329	—
Preferred securities
Brazil	2,587,726	2,587,726	—	—
Chile	184,519	—	184,519	—
Colombia	101,166	101,166	—	—
South Korea	1,049	—	1,049	—
Investment companies	106,445	—	106,445	—
Rights	28,953	101	28,852	—
Warrants	1,705	1,705	—	—
Short-term investments	3,880,401	3,880,401	—	—
Total investments in securities	$247,186,082	$44,972,353	$201,720,422	$493,307
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	387,761	$4,156,124	$4,019,567	$(4,294,036)	$506	$(1,760)	$24,156	—	$3,880,401
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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